UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: August 31, 2011

*	This Form N-Q pertains only to the following series of the Registrant: MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Global Bond Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Aggressive Growth Allocation Fund

QUARTERLY REPORT

August 31, 2011

MFS Aggressive Growth Allocation Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 99.9%
MFS Commodity Strategy Fund - Class I	4,047,813	$55,333,605
MFS Emerging Markets Equity Fund - Class I	656,707	21,277,313
MFS Global Real Estate Fund - Class I	3,959,787	53,496,728
MFS Growth Fund - Class I (a)	3,245,582	139,138,115
MFS International Growth Fund - Class I	3,371,549	85,165,327
MFS International New Discovery Fund - Class I	1,947,086	42,816,427
MFS International Value Fund - Class I	3,294,823	85,237,069
MFS Mid Cap Growth Fund - Class I (a)	11,834,121	106,388,749
MFS Mid Cap Value Fund - Class I	8,156,025	105,702,079
MFS New Discovery Fund - Class I	1,086,135	25,828,300
MFS New Discovery Value Fund - Class I (a)	2,966,929	25,871,621
MFS Research Fund - Class I	3,889,877	96,157,767
MFS Research International Fund - Class I	5,550,314	84,087,264
MFS Value Fund - Class I	6,288,348	137,966,361

Total Underlying Affiliated Funds		$1,064,466,725

Money Market Funds (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value	18	$18

Total Investments		$1,064,466,743

Other Assets, Less Liabilities – 0.1%		979,033

Net Assets – 100.0%		$1,065,445,776

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Aggressive Growth Allocation Fund

Supplemental Information (Unaudited) 8/31/11

(1) Investment Valuations

Open-end investment companies (underlying affiliated funds) are generally valued at their net asset value per share. The investments of underlying affiliated funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying affiliated fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,064,466,743	$—	$—	$1,064,466,743

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Aggressive Growth Allocation Fund

Supplemental Information (Unaudited) 8/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$852,965,191

Gross unrealized appreciation	$215,391,417
Gross unrealized depreciation	(3,889,865)

Net unrealized appreciation (depreciation)	$211,501,552

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	4,309,564	145,284	(407,035)	4,047,813
MFS Core Growth Fund	7,960,413	33,039	(7,993,452)	—
MFS Emerging Markets Equity Fund	663,184	6,872	(13,349)	656,707
MFS Global Real Estate Fund	4,064,391	2,725	(107,329)	3,959,787
MFS Growth Fund	—	3,251,780	(6,198)	3,245,582
MFS Institutional Money Market Portfolio	34	7,822,113	(7,822,129)	18
MFS International Growth Fund	3,425,938	10,442	(64,831)	3,371,549
MFS International New Discovery Fund	1,992,592	6,187	(51,693)	1,947,086
MFS International Value Fund	3,477,167	5,493	(187,837)	3,294,823
MFS Mid Cap Growth Fund	11,801,086	147,525	(114,490)	11,834,121
MFS Mid Cap Value Fund	8,142,936	87,451	(74,362)	8,156,025
MFS New Discovery Fund	2,103,774	30,654	(1,048,293)	1,086,135
MFS New Discovery Value Fund	—	2,966,929	—	2,966,929
MFS Research Fund	3,945,114	9,210	(64,447)	3,889,877
MFS Research International Fund	5,658,850	25,970	(134,506)	5,550,314
MFS Value Fund	6,260,723	89,247	(61,622)	6,288,348

3

MFS Aggressive Growth Allocation Fund

Supplemental Information (Unaudited) 8/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$233,707	$—	$—	$55,333,605
MFS Core Growth Fund	106,454	—	—	—
MFS Emerging Markets Equity Fund	(15,663)	—	—	21,277,313
MFS Global Real Estate Fund	(50,558)	—	—	53,496,728
MFS Growth Fund	7,880	—	—	139,138,115
MFS Institutional Money Market Portfolio	—	—	67	18
MFS International Growth Fund	24,002	—	—	85,165,327
MFS International New Discovery Fund	24,288	—	—	42,816,427
MFS International Value Fund	157,408	—	—	85,237,069
MFS Mid Cap Growth Fund	10,168	—	—	106,388,749
MFS Mid Cap Value Fund	72,031	—	—	105,702,079
MFS New Discovery Fund	12,260,035	—	—	25,828,300
MFS New Discovery Value Fund	—	—	—	25,871,621
MFS Research Fund	(20,376)	—	—	96,157,767
MFS Research International Fund	8,915	—	—	84,087,264
MFS Value Fund	(167,017)	—	707,576	137,966,361

	$12,651,274	$—	$707,643	$1,064,466,743

4

MFS® Conservative Allocation Fund

QUARTERLY REPORT

August 31, 2011

MFS Conservative Allocation Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 100.0%
MFS Absolute Return Fund - Class I	2,732,559	$26,970,357
MFS Commodity Strategy Fund - Class I	1,011,351	13,825,161
MFS Emerging Markets Debt Fund - Class I	2,772,414	41,087,178
MFS Global Bond Fund - Class I	6,250,693	70,320,294
MFS Global Real Estate Fund - Class I	988,562	13,355,479
MFS Government Securities Fund - Class I	13,301,985	139,670,840
MFS Growth Fund - Class I (a)	1,873,959	80,336,632
MFS High Income Fund - Class I	19,970,318	66,700,864
MFS Inflation-Adjusted Bond Fund - Class I	12,529,657	139,830,967
MFS International Growth Fund - Class I	1,055,450	26,660,677
MFS International Value Fund - Class I	1,031,341	26,680,785
MFS Limited Maturity Fund - Class I	22,208,456	136,137,837
MFS Mid Cap Growth Fund - Class I (a)	5,945,146	53,446,862
MFS Mid Cap Value Fund - Class I	4,092,273	53,035,852
MFS New Discovery Fund - Class I	551,639	13,117,985
MFS New Discovery Value Fund - Class I (a)	1,506,326	13,135,166
MFS Research Bond Fund - Class I	21,916,245	234,065,500
MFS Research Fund - Class I	3,236,139	79,997,356
MFS Research International Fund - Class I	3,486,964	52,827,509
MFS Value Fund - Class I	3,629,068	79,621,748

Total Underlying Affiliated Funds		$1,360,825,049

Money Market Funds (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value	347,720	$347,720

Total Investments		$1,361,172,769

Other Assets, Less Liabilities – 0.0%		531,044

Net Assets – 100.0%		$1,361,703,813

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Conservative Allocation Fund

Supplemental Information (Unaudited) 8/31/11

(1) Investment Valuations

Open-end investment companies (underlying affiliated funds) are generally valued at their net asset value per share. The investments of underlying affiliated funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying affiliated fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,361,172,769	$—	$—	$1,361,172,769

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Conservative Allocation Fund

Supplemental Information (Unaudited) 8/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,203,500,476

Gross unrealized appreciation	$161,150,566
Gross unrealized depreciation	(3,478,273)

Net unrealized appreciation (depreciation)	$157,672,293

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	1,377,674	1,357,312	(2,427)	2,732,559
MFS Commodity Strategy Fund	957,157	76,000	(21,806)	1,011,351
MFS Core Growth Fund	4,093,820	397,633	(4,491,453)	—
MFS Diversified Target Return Fund	1,436,051	—	(1,436,051)	—
MFS Emerging Markets Debt Fund	2,700,877	85,869	(14,332)	2,772,414
MFS Global Bond Fund	6,122,525	180,781	(52,613)	6,250,693
MFS Global Real Estate Fund	897,241	97,718	(6,397)	988,562
MFS Government Securities Fund	12,845,372	517,502	(60,889)	13,301,985
MFS Growth Fund	—	1,873,959	—	1,873,959
MFS High Income Fund	18,667,259	1,343,847	(40,788)	19,970,318
MFS Inflation-Adjusted Bond Fund	12,359,361	341,692	(171,396)	12,529,657
MFS Institutional Money Market Portfolio	47	23,787,638	(23,439,965)	347,720
MFS International Growth Fund	951,913	111,539	(8,002)	1,055,450
MFS International Value Fund	963,075	78,578	(10,312)	1,031,341
MFS Limited Maturity Fund	21,326,005	942,342	(59,891)	22,208,456
MFS Mid Cap Growth Fund	5,245,973	775,358	(76,185)	5,945,146
MFS Mid Cap Value Fund	3,620,155	499,114	(26,996)	4,092,273
MFS New Discovery Fund	938,654	56,072	(443,087)	551,639
MFS New Discovery Value Fund	68,364	1,446,854	(8,892)	1,506,326
MFS Research Bond Fund	21,049,881	956,434	(90,070)	21,916,245
MFS Research Fund	2,927,849	332,519	(24,229)	3,236,139
MFS Research International Fund	3,145,700	376,198	(34,934)	3,486,964
MFS Value Fund	3,232,758	406,588	(10,278)	3,629,068

3

MFS Conservative Allocation Fund

Supplemental Information (Unaudited) 8/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers - continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(274)	$—	$135,160	$26,970,357
MFS Commodity Strategy Fund	438	—	—	13,825,161
MFS Core Growth Fund	18,146	—	—	—
MFS Diversified Target Return Fund	3,419,442	—	—	—
MFS Emerging Markets Debt Fund	(6,879)	—	549,027	41,087,178
MFS Global Bond Fund	912	—	537,661	70,320,294
MFS Global Real Estate Fund	(1,012)	—	—	13,355,479
MFS Government Securities Fund	(6,316)	—	1,104,108	139,670,840
MFS Growth Fund	—	—	—	80,336,632
MFS High Income Fund	(2,236)	—	1,195,705	66,700,864
MFS Inflation-Adjusted Bond Fund	16,058	—	1,035,274	139,830,967
MFS Institutional Money Market Portfolio	—	—	124	347,720
MFS International Growth Fund	2,436	—	—	26,660,677
MFS International Value Fund	5,042	—	—	26,680,785
MFS Limited Maturity Fund	(13,773)	—	1,027,178	136,137,837
MFS Mid Cap Growth Fund	3,972	—	—	53,446,862
MFS Mid Cap Value Fund	2,649	—	—	53,035,852
MFS New Discovery Fund	6,172,660	—	—	13,117,985
MFS New Discovery Value Fund	(1,759)	—	—	13,135,166
MFS Research Bond Fund	(1,088)	—	2,280,927	234,065,500
MFS Research Fund	1,753	—	—	79,997,356
MFS Research International Fund	5,305	—	—	52,827,509
MFS Value Fund	(4,002)	—	376,877	79,621,748

	$9,611,474	$—	$8,242,041	$1,361,172,769

4

MFS® Emerging Markets Equity Fund

QUARTERLY REPORT

August 31, 2011

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Airlines – 1.0%
Copa Holdings S.A., “A”	37,320	$2,579,556
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	71,830	4,130,225

		$6,709,781

Alcoholic Beverages – 0.9%
Companhia de Bebidas das Americas, ADR	172,100	$6,133,644

Apparel Manufacturers – 3.4%
Arezzo Industria e Comercio S.A.	223,880	$3,094,013
Cia.Hering S.A.	112,300	2,482,466
Li & Fung Ltd.	3,224,000	5,842,403
Stella International Holdings	3,327,000	9,347,026
Top Glove Corp.	1,719,300	2,835,977

		$23,601,885

Automotive – 2.2%
Geely Automobile Holdings Ltd.	11,185,000	$3,235,787
Mando Corp.	69,334	12,149,179

		$15,384,966

Broadcasting – 0.3%
Grupo Televisa S.A., ADR	94,920	$2,092,037

Brokerage & Asset Managers – 1.4%
BM&F Bovespa S.A.	822,300	$4,819,435
Bolsa Mexicana de Valores S.A. de C.V.	1,292,600	2,150,771
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	173,200	2,709,140

		$9,679,346

Business Services – 2.8%
Cielo S.A.	114,004	$2,929,056
Infosys Technologies Ltd., ADR	187,490	9,678,234
LPS Brasil - Consultoria de Imoveis S.A.	134,000	2,941,956
Multiplus S.A.	100,650	1,688,143
Redecard S.A.	138,400	2,130,033

		$19,367,422

Cable TV – 2.0%
Dish TV India Ltd. (a)	2,123,075	$3,660,073
Naspers Ltd.	189,084	9,895,851

		$13,555,924

Computer Software – 0.3%
Totvs S.A.	115,100	$2,067,881

Computer Software - Systems – 1.8%
Hon Hai Precision Industry Co. Ltd.	3,527,645	$8,960,909
NICE Systems Ltd., ADR (a)	100,750	3,144,408

		$12,105,317

Conglomerates – 1.8%
Alfa S.A de C.V., “A”	91,810	$1,121,954
First Pacific Co. Ltd.	11,718,000	11,235,544

		$12,357,498

Construction – 2.0%
Anhui Conch Cement Co. Ltd.	1,239,000	$5,201,383
Corporacion GEO S.A.B. de C.V., “B” (a)	936,050	1,809,375
Corporacion Moctezuma S.A. de C.V.	990,100	2,246,872

1

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Duratex S.A.	361,832	$2,429,791
Urbi Desarrollos Urbanos S.A. de C.V. (a)	1,248,990	2,355,573

		$14,042,994

Consumer Products – 2.4%
Dabur India Ltd.	3,600,624	$8,765,872
Hengan International Group Co. Ltd.	579,000	4,959,387
Kimberly-Clark de Mexico S.A. de C.V., “A”	475,370	2,851,049

		$16,576,308

Consumer Services – 1.1%
Anhanguera Educacional Participacoes S.A.	292,200	$4,845,832
Kroton Educacional S.A., IEU (a)	252,543	2,807,972

		$7,653,804

Electronics – 8.0%
Samsung Electronics Co. Ltd.	36,056	$25,284,719
Seoul Semiconductor Co. Ltd.	91,327	2,353,306
Siliconware Precision Industries Co. Ltd.	9,839,000	9,028,205
Taiwan Semiconductor Manufacturing Co. Ltd.	6,750,695	16,121,543
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	156,319	1,871,138

		$54,658,911

Energy - Independent – 5.5%
Bankers Petroleum Ltd. (a)	543,957	$2,777,275
China Shenhua Energy Co. Ltd.	1,378,500	6,405,848
CNOOC Ltd.	2,808,000	5,712,715
INPEX Corp.	868	5,883,658
Oil & Natural Gas Corp. Ltd.	346,619	1,990,971
Reliance Industries Ltd.	459,025	7,840,437
Turkiye Petrol Rafinerileri AS	356,225	6,838,632

		$37,449,536

Energy - Integrated – 3.8%
OAO Gazprom, ADR	1,013,590	$12,619,196
Petroleo Brasileiro S.A., ADR	453,280	13,167,784

		$25,786,980

Food & Beverages – 1.5%
Embotelladoras Arca S.A. de C.V.	325,192	$1,636,977
M. Dias Branco S.A. Industria e Comercio de Alimentos	164,300	4,126,336
Tiger Brands Ltd.	145,829	4,257,786

		$10,021,099

Food & Drug Stores – 1.2%
CP All PLC	2,108,300	$3,605,284
Dairy Farm International Holdings Ltd.	384,300	3,185,847
Shoprite Group PLC	106,107	1,671,373

		$8,462,504

Forest & Paper Products – 0.1%
Suzano Papel e Celulose S.A., IPS	148,950	$846,785

Gaming & Lodging – 0.9%
Minor International PLC	2,660,400	$1,136,240
Sands China Ltd. (a)	1,682,400	5,262,770

		$6,399,010

General Merchandise – 4.1%
Bim Birlesik Magazalar A.S.	49,251	$1,599,616

2

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – continued
E-Mart Co. Ltd. (a)	31,226	$9,249,113
Lojas Renner S.A.	97,500	3,665,667
Mr. Price Group Ltd.	1,010,515	10,656,393
Shinsegae Co. Ltd.	11,045	3,307,754

		$28,478,543

Insurance – 2.3%
Brazil Insurance Participacoes e Administracao S.A.	522,600	$6,237,452
China Pacific Insurance Co. Ltd.	2,392,000	9,373,185

		$15,610,637

Machinery & Tools – 1.9%
BEML Ltd.	97,163	$981,677
Glory Ltd.	143,200	3,092,544
Sinotruk Hong Kong Ltd.	6,595,500	4,515,116
TK Corp. (a)	233,168	4,792,571

		$13,381,908

Major Banks – 3.6%
Bank of China Ltd.	24,322,000	$10,082,566
Erste Group Bank AG	110,370	4,019,156
Standard Chartered PLC	340,331	7,651,996
Standard Chartered PLC	140,364	3,189,941

		$24,943,659

Medical & Health Technology & Services – 1.2%
Diagnosticos da America S.A.	466,500	$4,820,607
Fleury S.A.	255,600	3,692,946

		$8,513,553

Metals & Mining – 6.4%
Companhia Siderurgica Nacional S.A., ADR	109,750	$1,102,988
Grupo Mexico S.A.B. de C.V., “B”	921,665	3,112,703
Maanshan Iron & Steel Co. Ltd.	4,678,000	1,653,944
Magnitogorsk Iron & Steel Works, GDR	297,500	2,371,075
Mining & Metallurgical Co. Norilsk Nickel, ADR	261,600	6,568,776
MOIL Ltd.	423,401	2,811,932
POSCO	8,676	3,295,369
Steel Authority of India Ltd.	2,052,735	4,834,285
Ternium S.A., ADR	81,350	2,064,663
Usinas Siderurgicas de Minas Gerais S.A., IPS	160,450	1,209,498
Vale S.A., ADR	517,890	14,625,214

		$43,650,447

Network & Telecom – 1.3%
HTC Corp.	158,842	$4,170,971
Vtech Holdings Ltd.	438,800	5,056,214

		$9,227,185

Oil Services – 0.3%
Tenaris S.A., ADR	51,850	$1,721,420

Other Banks & Diversified Financials – 16.0%
Banco Santander Chile, ADR	18,240	$1,648,166
Banco Santander S.A., IEU	518,500	4,986,642
Bancolombia S.A., ADR	28,310	1,862,232
Bangkok Bank Public Co. Ltd.	1,089,200	5,963,842
Bank Negara Indonesia PT	12,969,000	6,468,538
Bumiputra-Commerce Holdings Berhad	2,240,000	5,398,384

3

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
China Construction Bank	15,515,490	$11,541,665
Chinatrust Financial Holding Co. Ltd.	7,109,000	5,796,669
Commercial International Bank, GDR	798,054	3,750,854
Compartamos S.A.B. de C.V.	2,000,900	3,280,669
Credicorp Ltd.	44,260	4,410,066
CSU Cardsystem S.A.	921,840	2,686,939
Hana Financial Group, Inc.	226,890	7,714,719
Housing Development Finance Corp. Ltd.	330,323	4,797,324
ICICI Bank Ltd.	246,777	4,753,746
Itau Unibanco Multiplo S.A., ADR	145,601	2,644,114
Komercni Banka A.S.	50,179	10,548,241
Sberbank of Russia	4,185,750	12,138,675
Turkiye Garanti Bankasi A.S.	2,595,268	9,586,676

		$109,978,161

Pharmaceuticals – 0.9%
Genomma Lab Internacional S.A., “B” (a)	1,228,600	$2,572,030
Teva Pharmaceutical Industries Ltd., ADR	86,120	3,561,923

		$6,133,953

Precious Metals & Minerals – 0.7%
Gold Fields Ltd.	271,438	$4,541,109

Real Estate – 1.8%
Asian Property Development PLC	5,949,700	$1,191,131
Brasil Brokers Participacoes	1,109,100	5,364,703
Hang Lung Properties Ltd.	1,494,000	5,562,350

		$12,118,184

Restaurants – 0.1%
Ajisen China Holdings Ltd.	467,000	$708,673

Specialty Chemicals – 2.1%
Chugoku Marine Paints Ltd.	608,000	$5,127,568
Formosa Plastics Corp.	2,152,000	6,716,462
Mexichem S.A.B de C.V.	649,500	2,618,867

		$14,462,897

Specialty Stores – 1.0%
Lewis Group Ltd.	521,735	$5,874,228
PT Mitra Adiperkasa Tbk	2,412,500	1,210,430

		$7,084,658

Telecommunications - Wireless – 5.0%
America Movil S.A.B. de C.V., “L”, ADR	372,820	$9,529,279
China Mobile Ltd.	536,500	5,479,792
Mobile TeleSystems OJSC, ADR	191,095	3,235,238
MTN Group Ltd.	649,834	13,402,739
Tim Participacoes S.A., ADR	83,769	2,608,567

		$34,255,615

Telephone Services – 3.4%
China Unicom Ltd.	1,416,000	$2,993,999
China Unicom Ltd., ADR	467,940	9,896,931
Empresa Nacional de Telecomunicaciones S.A.	85,370	1,887,652
PT XL Axiata Tbk	13,611,500	8,285,729

		$23,064,311

4

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.4%
KT&G Corp.	46,494	$2,986,756

Utilities - Electric Power – 2.2%
Aguas Andinas S.A.	4,369,925	$2,614,566
CPFL Energia S.A.	105,700	1,377,772
Eletropaulo Metropolitana S.A., IPS	128,940	2,278,461
Enersis S.A., ADR	116,370	2,341,364
Manila Water Co., Inc.	7,601,000	3,461,904
Tractebel Energia S.A.	170,550	2,710,544

		$14,784,611

Total Common Stocks		$680,599,912

Money Market Funds (v) – 0.8%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value	5,352,166	$5,352,166

Total Investments		$685,952,078

Other Assets, Less Liabilities – 0.1%		741,581

Net Assets – 100.0%		$686,693,659

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Emerging Markets Equity Fund

Supplemental Information (Unaudited) 8/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$119,232,380	$—	$—	$119,232,380
China	14,412,047	67,348,943	—	81,760,990
South Korea	12,556,867	58,576,620	—	71,133,487
Taiwan	1,871,138	50,794,759	—	52,665,897
South Africa	50,299,479	—	—	50,299,479
India	9,678,234	40,436,317	—	50,114,551
Hong Kong	3,185,847	42,306,306	—	45,492,153
Mexico	41,508,380	—	—	41,508,380
Russia	36,932,960	—	—	36,932,960
Other Countries	56,774,521	74,685,114	—	131,459,635
Mutual Funds	5,352,166	—	—	5,352,166

Total Investments	$351,804,019	$334,148,059	$—	$685,952,078

For further information regarding security characteristics, see the Portfolio of Investments.

6

MFS Emerging Markets Equity Fund

Supplemental Information (Unaudited) 8/31/11 - continued

Of the level 2 investments presented above, equity investments amounting to $152,560,539 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $89,463,604 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$607,595,031

Gross unrealized appreciation	$117,950,243
Gross unrealized depreciation	(39,593,196)

Net unrealized appreciation (depreciation)	$78,357,047

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,237,479	43,262,492	(45,147,805)	5,352,166

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,280	$5,352,166

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2011, are as follows:

Brazil	17.4%
China	11.9%
South Korea	10.4%
Taiwan	7.7%
South Africa	7.3%
India	7.3%
Hong Kong	6.6%
Mexico	6.0%
Russia	5.4%
Other Countries	20.0%

7

MFS® Growth Allocation Fund

QUARTERLY REPORT

August 31, 2011

MFS Growth Allocation Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 100.0%
MFS Absolute Return Fund - Class I	2,737,802	$27,022,102
MFS Commodity Strategy Fund - Class I	8,170,606	111,692,188
MFS Emerging Markets Debt Fund - Class I	5,559,196	82,387,284
MFS Emerging Markets Equity Fund - Class I	805,222	26,089,202
MFS Global Bond Fund - Class I	9,978,092	112,253,538
MFS Global Real Estate Fund - Class I	5,813,607	78,541,836
MFS Growth Fund - Class I (a)	6,772,441	290,334,526
MFS High Income Fund - Class I	39,826,627	133,020,933
MFS Inflation-Adjusted Bond Fund - Class I	12,482,401	139,303,596
MFS International Growth Fund - Class I	5,165,099	130,470,394
MFS International New Discovery Fund - Class I	2,390,340	52,563,575
MFS International Value Fund - Class I	5,125,082	132,585,883
MFS Mid Cap Growth Fund - Class I (a)	25,853,046	232,418,882
MFS Mid Cap Value Fund - Class I	17,809,483	230,810,905
MFS New Discovery Fund - Class I	2,119,636	50,404,944
MFS New Discovery Value Fund - Class I (a)	5,716,101	49,844,401
MFS Research Bond Fund - Class I	7,724,218	82,494,646
MFS Research Fund - Class I	8,465,738	209,273,038
MFS Research International Fund - Class I	11,937,963	180,860,137
MFS Value Fund - Class I	13,007,032	285,374,280

Total Underlying Affiliated Funds		$2,637,746,290

Money Market Funds (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value	2	$2

Total Investments		$2,637,746,292

Other Assets, Less Liabilities – 0.0%		1,007,284

Net Assets – 100.0%		$2,638,753,576

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Growth Allocation Fund

Supplemental Information (Unaudited) 8/31/11

(1) Investment Valuations

Open-end investment companies (underlying affiliated funds) are generally valued at their net asset value per share. The investments of underlying affiliated funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying affiliated fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,637,746,292	$—	$—	$2,637,746,292

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Growth Allocation Fund

Supplemental Information (Unaudited) 8/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,243,218,280

Gross unrealized appreciation	$402,554,299
Gross unrealized depreciation	(8,026,287)

Net unrealized appreciation (depreciation)	$394,528,012

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	1,337,958	1,477,751	(77,907)	2,737,802
MFS Commodity Strategy Fund	8,256,673	231,676	(317,743)	8,170,606
MFS Core Growth Fund	16,041,214	216,109	(16,257,323)	—
MFS Diversified Target Return Fund	1,564,423	—	(1,564,423)	—
MFS Emerging Markets Debt Fund	5,766,743	90,160	(297,707)	5,559,196
MFS Emerging Markets Equity Fund	795,748	13,518	(4,044)	805,222
MFS Global Bond Fund	10,497,818	124,424	(644,150)	9,978,092
MFS Global Real Estate Fund	5,791,781	38,816	(16,990)	5,813,607
MFS Growth Fund	—	6,773,268	(827)	6,772,441
MFS High Income Fund	39,768,977	1,203,181	(1,145,531)	39,826,627
MFS Inflation-Adjusted Bond Fund	13,214,032	149,907	(881,538)	12,482,401
MFS Institutional Money Market Portfolio	13	14,075,952	(14,075,963)	2
MFS International Growth Fund	5,101,725	78,689	(15,315)	5,165,099
MFS International New Discovery Fund	2,374,197	25,277	(9,134)	2,390,340
MFS International Value Fund	5,168,529	32,786	(76,233)	5,125,082
MFS Mid Cap Growth Fund	25,270,251	645,367	(62,572)	25,853,046
MFS Mid Cap Value Fund	17,424,650	404,037	(19,204)	17,809,483
MFS New Discovery Fund	4,005,798	40,273	(1,926,435)	2,119,636
MFS New Discovery Value Fund	—	5,716,101	—	5,716,101
MFS Research Bond Fund	7,941,631	163,642	(381,055)	7,724,218
MFS Research Fund	8,344,145	135,956	(14,363)	8,465,738
MFS Research International Fund	11,808,814	190,763	(61,614)	11,937,963
MFS Value Fund	12,630,713	376,319	—	13,007,032

3

MFS Growth Allocation Fund

Supplemental Information (Unaudited) 8/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(13,461)	$—	$138,381	$27,022,102
MFS Commodity Strategy Fund	(6,137)	—	—	111,692,188
MFS Core Growth Fund	36,863	—	—	—
MFS Diversified Target Return Fund	3,729,535	—	—	—
MFS Emerging Markets Debt Fund	(71,090)	—	1,145,045	82,387,284
MFS Emerging Markets Equity Fund	(3,607)	—	—	26,089,202
MFS Global Bond Fund	222,807	—	897,919	112,253,538
MFS Global Real Estate Fund	(4,236)	—	—	78,541,836
MFS Growth Fund	(2,110)	—	—	290,334,526
MFS High Income Fund	(447,946)	—	2,481,565	133,020,933
MFS Inflation-Adjusted Bond Fund	465,856	—	1,079,747	139,303,596
MFS Institutional Money Market Portfolio	—	—	43	2
MFS International Growth Fund	855	—	—	130,470,394
MFS International New Discovery Fund	(454)	—	—	52,563,575
MFS International Value Fund	3,210	—	—	132,585,883
MFS Mid Cap Growth Fund	3,665	—	—	232,418,882
MFS Mid Cap Value Fund	1,048	—	—	230,810,905
MFS New Discovery Fund	32,009,718	—	—	50,404,944
MFS New Discovery Value Fund	—	—	—	49,844,401
MFS Research Bond Fund	29,514	—	837,851	82,494,646
MFS Research Fund	1,181	—	—	209,273,038
MFS Research International Fund	(4,596)	—	—	180,860,137
MFS Value Fund	—	—	1,431,934	285,374,280

	$35,950,615	$—	$8,012,485	$2,637,746,292

4

MFS® International Diversification Fund

QUARTERLY REPORT

August 31, 2011

MFS International Diversification Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 99.9%
MFS Emerging Markets Equity Fund - Class I	8,058,622	$261,099,350
MFS International Growth Fund - Class I	25,832,344	652,525,010
MFS International New Discovery Fund - Class I	11,866,050	260,934,442
MFS International Value Fund - Class I	24,854,343	642,981,861
MFS Research International Fund - Class I	51,228,435	776,110,785

Total Underlying Affiliated Funds		$2,593,651,448

Money Market Funds (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value	312,595	$312,595

Total Investments		$2,593,964,043

Other Assets, Less Liabilities – 0.1%		2,129,811

Net Assets – 100.0%		$2,596,093,854

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS International Diversification Fund

Supplemental Information (Unaudited) 8/31/11

(1) Investment Valuations

Open-end investment companies (underlying affiliated funds) are generally valued at their net asset value per share. The investments of underlying affiliated funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying affiliated fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,593,964,043	$—	$—	$2,593,964,043

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS International Diversification Fund

Supplemental Information (Unaudited) 8/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,694,456,696

Gross unrealized appreciation	$67,607,541
Gross unrealized depreciation	(168,100,194)

Net unrealized appreciation (depreciation)	$(100,492,653)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/ Par Amount
MFS Emerging Markets Equity Fund	7,894,635	290,221	(126,234)	8,058,622
MFS Institutional Money Market Portfolio	155	97,490,089	(97,177,649)	312,595
MFS International Growth Fund	25,408,940	884,997	(461,593)	25,832,344
MFS International New Discovery Fund	11,840,649	379,083	(353,682)	11,866,050
MFS International Value Fund	25,841,061	859,591	(1,846,309)	25,854,343
MFS Research International Fund	50,376,106	1,649,983	(797,654)	51,228,435

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$(79,326)	$—	$—	$261,099,350
MFS Institutional Money Market Portfolio	—	—	449	312,595
MFS International Growth Fund	(756,481)	—	—	652,525,010
MFS International New Discovery Fund	(1,759,072)	—	—	260,934,442
MFS International Value Fund	(9,608,044)	—	—	642,981,861
MFS Research International Fund	(2,783,740)	—	—	776,110,785

	$(14,986,663)	$—	$449	$2,593,964,043

3

MFS® International Growth Fund

QUARTERLY REPORT

August 31, 2011

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Airlines – 1.1%
Copa Holdings S.A., “A”	281,540	$19,460,041

Alcoholic Beverages – 4.5%
Diageo PLC	1,460,331	$29,394,890
Heineken N.V. (l)	503,290	25,192,118
Pernod Ricard S.A.	295,209	26,504,250

		$81,091,258

Apparel Manufacturers – 5.8%
Compagnie Financiere Richemont S.A.	310,125	$18,002,913
Li & Fung Ltd.	12,480,400	22,616,477
LVMH Moet Hennessy Louis Vuitton S.A.	301,609	51,103,206
Swatch Group Ltd.	32,036	14,629,581

		$106,352,177

Automotive – 1.2%
Honda Motor Co. Ltd.	323,300	$10,563,741
Magna International, Inc.	306,050	11,648,263

		$22,212,004

Broadcasting – 1.4%
Publicis Groupe S.A.	539,769	$25,382,021

Brokerage & Asset Managers – 2.3%
Aberdeen Asset Management PLC	4,181,297	$13,615,726
BM&F Bovespa S.A.	1,935,200	11,342,054
Deutsche Boerse AG (a)	276,284	16,016,182

		$40,973,962

Business Services – 8.1%
Accenture PLC, “A”	502,760	$26,942,908
Amadeus IT Holding S.A.	721,518	14,417,176
Capita Group PLC	1,470,050	16,931,029
Compass Group PLC	3,736,620	33,421,765
Hays PLC	6,677,803	8,184,260
Infosys Technologies Ltd., ADR	135,660	7,002,769
Intertek Group PLC	542,368	17,775,803
LPS Brasil - Consultoria de Imoveis S.A.	327,100	7,181,447
Michael Page International PLC	2,468,395	15,627,090

		$147,484,247

Computer Software – 3.7%
Check Point Software Technologies Ltd. (a)	375,960	$20,467,262
Dassault Systems S.A.	367,574	29,833,152
SAP AG	299,698	16,359,625

		$66,660,039

Computer Software - Systems – 0.8%
NICE Systems Ltd., ADR (a)	440,020	$13,733,024

Construction – 0.3%
Bellway PLC	646,656	$6,319,295

Consumer Products – 3.1%
Reckitt Benckiser Group PLC	649,840	$34,547,497
Uni-Charm Corp.	446,500	21,158,556

		$55,706,053

1

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.6%
Legrand S.A.	797,807	$31,682,566
Schneider Electric S.A.	247,180	33,057,417

		$64,739,983

Electronics – 4.9%
ASML Holding N.V.	644,540	$22,732,926
Infineon Technologies AG	1,669,825	14,241,112
Samsung Electronics Co. Ltd.	25,053	17,568,728
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,871,575	34,372,753

		$88,915,519

Energy - Independent – 1.5%
CNOOC Ltd.	6,995,000	$14,230,927
INPEX Corp.	1,911	12,953,537

		$27,184,464

Energy - Integrated – 2.2%
OAO Gazprom, ADR	1,342,920	$16,719,354
Suncor Energy, Inc.	735,389	23,564,288

		$40,283,642

Engineering - Construction – 1.3%
JGC Corp.	833,400	$23,732,655

Food & Beverages – 3.9%
Groupe Danone	607,057	$41,478,484
Nestle S.A.	470,582	29,145,309

		$70,623,793

Food & Drug Stores – 2.7%
Dairy Farm International Holdings Ltd.	1,659,900	$13,760,571
Lawson, Inc.	252,100	13,712,897
Tesco PLC	3,574,908	21,970,722

		$49,444,190

General Merchandise – 0.6%
Lojas Renner S.A.	313,400	$11,782,769

Internet – 0.7%
Yahoo Japan Corp.	39,601	$12,809,488

Machinery & Tools – 2.3%
KONE Oyj “B”	346,637	$20,535,226
Schindler Holding AG	171,732	20,404,962

		$40,940,188

Major Banks – 5.7%
Credit Suisse Group AG	543,041	$15,539,524
Erste Group Bank AG	383,808	13,976,483
HSBC Holdings PLC	2,688,610	23,419,484
Julius Baer Group Ltd.	592,671	24,343,749
Standard Chartered PLC	1,161,867	26,404,825

		$103,684,065

Medical & Health Technology & Services – 2.1%
Diagnosticos da America S.A.	984,100	$10,169,260
Fleury S.A.	678,600	9,804,510
Fresenius Medical Care AG & Co. KGaA	279,323	19,007,106

		$38,980,876

2

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.2%
Essilor International S.A.	242,618	$18,604,050
Sonova Holding AG	230,765	19,701,721
Synthes, Inc. (n)	114,110	20,362,373

		$58,668,144

Metals & Mining – 4.2%
BHP Billiton Ltd.	1,020,789	$43,433,720
Iluka Resources Ltd.	1,016,016	18,004,101
Teck Resources Ltd., “B”	331,707	14,734,254

		$76,172,075

Oil Services – 1.0%
Saipem S.p.A.	392,217	$17,612,512

Other Banks & Diversified Financials – 6.3%
Akbank T.A.S.	3,067,540	$11,577,931
Banco Santander Brasil S.A., ADR	2,561,830	24,644,805
Bank Rakyat Indonesia	22,137,000	17,720,450
China Construction Bank	10,968,650	8,159,361
Credicorp Ltd.	166,146	16,554,787
HDFC Bank Ltd.	1,370,371	14,157,444
Sberbank of Russia	3,290,270	9,541,783
Siam Commercial Bank Co. Ltd.	2,897,500	11,504,922

		$113,861,483

Pharmaceuticals – 5.3%
Bayer AG	368,953	$23,791,759
Novo Nordisk A/S, “B”	149,350	15,940,074
Roche Holding AG	134,751	23,594,175
Santen, Inc.	385,500	15,304,180
Teva Pharmaceutical Industries Ltd., ADR	440,750	18,229,420

		$96,859,608

Precious Metals & Minerals – 0.7%
Newcrest Mining Ltd.	311,220	$13,390,321

Railroad & Shipping – 2.7%
Canadian National Railway Co.	380,390	$28,072,782
Kuehne & Nagel, Inc. AG	157,190	21,924,869

		$49,997,651

Real Estate – 0.5%
Brasil Brokers Participacoes	1,834,900	$8,875,388

Specialty Chemicals – 7.3%
Akzo Nobel N.V.	484,597	$24,670,636
L’Air Liquide S.A.	149,997	19,504,419
Linde AG	204,085	31,251,740
Nitto Denko Corp.	232,000	9,079,978
Shin-Etsu Chemical Co. Ltd.	575,400	29,167,792
Symrise AG	701,191	19,047,315

		$132,721,880

Specialty Stores – 2.1%
Hennes & Mauritz AB, “B”	355,910	$11,090,092
Industria de Diseno Textil S.A.	326,738	27,833,015

		$38,923,107

Telecommunications - Wireless – 0.9%
MTN Group Ltd.	831,940	$17,158,651

3

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 1.7%
China Unicom Ltd.	14,264,000	$30,159,884

Total Common Stocks		$1,812,896,457

Money Market Funds (v) – 0.7%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value	12,342,651	$12,342,651

Collateral for Securities Loaned – 1.0%
Navigator Securities Lending Prime Portfolio, 0.18%, at Net Asset Value	19,383,351	$19,383,351

Total Investments		$1,844,622,459

Other Assets, Less Liabilities – (1.4)%		(25,777,321)

Net Assets – 100.0%		$1,818,845,138

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $20,362,373, representing 1.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS International Growth Fund

Supplemental Information (Unaudited) 8/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$277,149,565	$—	$—	$277,149,565
United Kingdom	247,612,383	—	—	247,612,383
Switzerland	207,649,178	—	—	207,649,178
Japan	13,712,897	134,769,926	—	148,482,823
Germany	139,714,839	—	—	139,714,839
Brazil	83,800,233	—	—	83,800,233
Canada	78,019,586	—	—	78,019,586
Australia	13,390,321	61,437,822	—	74,828,143
Netherlands	72,595,679	—	—	72,595,679
Other Countries	335,347,905	147,696,123	—	483,044,028
Mutual Funds	31,726,002	—	—	31,726,002

Total Investments	$1,500,718,588	$343,903,871	$—	$1,844,622,459

For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS International Growth Fund

Supplemental Information (Unaudited) 8/31/11 - continued

Of the level 2 investments presented above, equity investments amounting to $14,157,444 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $822,418,380 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,646,599,595

Gross unrealized appreciation	$267,173,497
Gross unrealized depreciation	(69,150,633)

Net unrealized appreciation (depreciation)	$198,022,864

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	40,492,319	83,869,220	(112,018,888)	12,342,651

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,337	$12,342,651

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2011, are as follows:

France	15.2%
United Kingdom	13.6%
Switzerland	11.4%
Japan	8.2%
Germany	7.7%
Brazil	4.6%
Canada	4.3%
Australia	4.1%
Netherlands	4.0%
Other Countries	26.9%

6

MFS® International Value Fund

QUARTERLY REPORT

August 31, 2011

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.6%
Aerospace – 1.1%
Cobham PLC	11,570,094	$36,023,369

Alcoholic Beverages – 2.9%
Heineken N.V. (l)	1,943,609	$97,287,104

Automotive – 0.7%
USS Co. Ltd.	289,530	$25,108,908

Broadcasting – 1.8%
Fuji Television Network, Inc.	20,158	$29,808,989
Nippon Television Network Corp.	204,560	29,815,003

		$59,623,992

Brokerage & Asset Managers – 1.7%
Computershare Ltd.	2,595,087	$21,577,836
Daiwa Securities Group, Inc.	8,985,000	36,231,744

		$57,809,580

Business Services – 5.5%
Amadeus IT Holding S.A.	2,299,884	$45,955,656
Brenntag AG	110,438	11,373,209
Bunzl PLC	3,020,889	39,230,478
Compass Group PLC	5,652,906	50,561,763
Nomura Research, Inc.	1,702,600	38,718,510

		$185,839,616

Chemicals – 1.2%
Givaudan S.A.	41,485	$40,102,767

Computer Software – 0.8%
OBIC Co. Ltd.	142,490	$26,741,299

Computer Software - Systems – 2.1%
Acer, Inc.	16,236,480	$19,589,335
Asustek Computer, Inc.	1,597,220	13,555,474
Konica Minolta Holdings, Inc.	3,197,400	21,971,857
Venture Corp. Ltd.	2,645,500	16,409,437

		$71,526,103

Construction – 0.9%
Geberit AG	139,608	$29,260,770

Consumer Products – 5.8%
Henkel KGaA, IPS	815,923	$48,236,711
Kao Corp.	3,291,900	87,384,120
KOSE Corp.	727,500	18,629,687
Reckitt Benckiser Group PLC	799,794	42,519,514

		$196,770,032

Containers – 0.4%
Brambles Ltd.	1,890,875	$13,669,855

Electrical Equipment – 1.6%
Legrand S.A.	891,331	$35,396,597
Spectris PLC	766,813	17,899,759

		$53,296,356

Electronics – 3.2%
ASM International N.V.	356,371	$9,455,297
Halma PLC	3,801,174	21,466,983
Samsung Electronics Co. Ltd.	48,884	34,280,514

1

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,447,292	$41,264,085

		$106,466,879

Energy - Independent – 1.3%
INPEX Corp.	6,252	$42,378,604

Energy - Integrated – 5.2%
BP PLC	12,335,762	$80,589,184
Royal Dutch Shell PLC, “A”	2,797,290	93,768,375

		$174,357,559

Food & Beverages – 5.7%
Barry Callebaut AG	9,989	$9,482,639
Groupe Danone	1,143,697	78,145,575
Nestle S.A.	1,681,323	104,132,073

		$191,760,287

Food & Drug Stores – 2.5%
Lawson, Inc.	760,800	$41,383,466
Tesco PLC	6,748,208	41,473,235

		$82,856,701

General Merchandise – 0.2%
Daiei, Inc. (a)	1,697,550	$6,314,054

Insurance – 6.4%
Amlin PLC	1,930,844	$9,776,005
Catlin Group Ltd.	2,588,094	15,649,669
Euler Hermes	144,835	11,282,856
Hiscox Ltd.	3,986,961	23,001,611
ING Groep N.V. (a)	3,722,786	32,220,408
Jardine Lloyd Thompson Group PLC	1,883,179	20,191,253
Muenchener Ruckvers AG	192,689	25,152,627
SNS REAAL Groep N.V. (a)	1,633,558	5,488,715
Swiss Re Ltd.	732,135	38,403,359
Zurich Financial Services Ltd.	154,733	34,907,811

		$216,074,314

Leisure & Toys – 0.4%
Sankyo Co. Ltd.	256,600	$13,191,908

Machinery & Tools – 2.2%
Glory Ltd.	771,000	$16,650,499
Neopost S.A. (l)	505,265	36,414,070
Schindler Holding AG	179,569	21,336,144

		$74,400,713

Major Banks – 3.5%
HSBC Holdings PLC	7,127,329	$62,083,518
Julius Baer Group Ltd.	393,191	16,150,179
Sumitomo Mitsui Financial Group, Inc.	1,078,800	32,068,988
UniCredito Italiano S.p.A.	5,772,810	7,815,820

		$118,118,505

Medical & Health Technology & Services – 2.5%
Kobayashi Pharmaceutical Co. Ltd.	585,400	$30,136,534
Miraca Holdings, Inc.	916,200	38,913,889
Rhoen-Klinikum AG	628,582	15,368,356

		$84,418,779

2

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 2.3%
Nihon Kohden Corp.	588,200	$15,346,905
Smith & Nephew PLC	2,683,039	27,242,888
Synthes, Inc. (n)	199,496	35,599,088

		$78,188,881

Network & Telecom – 1.5%
Ericsson, Inc., “B”	3,066,361	$34,597,198
Nokia Oyj	2,635,283	17,035,139

		$51,632,337

Other Banks & Diversified Financials – 2.4%
Anglo Irish Bank Corp. PLC (a)	851,990	$0
Chiba Bank Ltd.	1,753,000	11,461,581
DnB NOR A.S.A.	2,185,325	26,378,300
Hachijuni Bank Ltd.	1,800,000	10,035,527
Joyo Bank Ltd.	2,630,000	11,024,597
Jyske Bank A.S. (a)	145,741	4,468,342
Sapporo Hokuyo Holdings, Inc.	2,098,700	8,017,219
Sydbank A.S.	262,564	5,316,086
Unione di Banche Italiane ScpA	1,234,696	4,586,638

		$81,288,290

Pharmaceuticals – 11.0%
Bayer AG	909,889	$58,673,761
GlaxoSmithKline PLC	4,759,433	101,249,080
Hisamitsu Pharmaceutical Co., Inc.	297,700	12,655,194
Roche Holding AG	506,755	88,730,074
Sanofi-Aventis	1,132,155	82,390,470
Santen, Inc.	713,800	28,337,546

		$372,036,125

Printing & Publishing – 0.3%
United Business Media Ltd.	1,171,451	$8,838,714

Real Estate – 1.7%
Deutsche Wohnen AG	2,187,606	$32,414,867
GSW Immobilien AG (a)	762,863	24,601,909

		$57,016,776

Specialty Chemicals – 1.8%
Shin-Etsu Chemical Co. Ltd.	742,145	$37,620,318
Symrise AG	806,213	21,900,157

		$59,520,475

Specialty Stores – 0.4%
Esprit Holdings Ltd.	5,199,081	$14,590,561

Telecommunications - Wireless – 6.2%
KDDI Corp.	15,696	$117,902,860
Vodafone Group PLC	34,234,109	89,471,300

		$207,374,160

Telephone Services – 3.1%
China Unicom Ltd.	8,668,000	$18,327,669
Royal KPN N.V.	2,882,222	40,823,501
TDC A.S.	2,896,729	25,219,305
Telecom Italia S.p.A.	17,249,099	18,955,435

		$103,325,910

3

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par		Value ($)
Common Stocks – continued
Tobacco – 4.8%
British American Tobacco PLC		1,903,230	$84,760,807
Japan Tobacco, Inc.		14,901	64,338,186
Swedish Match AB		334,449	12,135,412

			$161,234,405

Trucking – 2.5%
Deutsche Post AG		2,012,443	$30,802,286
Yamato Holdings Co. Ltd.		3,004,500	52,267,129

			$83,069,415

Total Common Stocks			$3,281,514,103

Issuer/Expiration Date/Strike Price	Par Amount of Contracts		Value ($)
Put Options Purchased – 0.0%
JPY Currency - August 2012 @ $0.01	JPY	7,060,718,000	$974,379
JPY Currency - January 2012 @ $0.01	JPY	2,158,309,703	19,425
JPY Currency - March 2012 @ $0.01	JPY	3,482,584,783	55,721

Total Put Options Purchased			$1,049,525

Call Options Purchased – 0.0%
EUR Currency - January 2012 @ JPY 121	EUR	17,872,957	$104,003
EUR Currency - March 2012 @ JPY 127	EUR	29,464,415	115,736

Total Call Options Purchased			$219,739

Issuer	Shares/Par		Value ($)
Money Market Funds (v) – 1.7%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value		57,811,620	$57,811,620

Collateral for Securities Loaned – 2.7%
Navigator Securities Lending Prime Portfolio, 0.18%, at Net Asset Value		90,892,283	$90,892,283

Total Investments			$3,431,487,270

Other Assets, Less Liabilities – (2.0)%			(66,960,824)

Net Assets – 100.0%			$3,364,526,446

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $35,599,088, representing 1.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS International Value Fund

Supplemental Information (Unaudited) 8/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

5

MFS International Value Fund

Supplemental Information (Unaudited) 8/31/11 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of August 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$68,124,766	$836,330,357	$—	$904,455,123
United Kingdom	865,797,505	—	—	865,797,505
Switzerland	418,104,904	—	—	418,104,904
Germany	268,523,883	—	—	268,523,883
France	243,629,568	—	—	243,629,568
Netherlands	185,275,025	—	—	185,275,025
Taiwan	60,853,420	13,555,474	—	74,408,894
Sweden	46,732,610	—	—	46,732,610
Spain	45,955,656	—	—	45,955,656
Other Countries	140,775,061	87,855,874	0	228,630,935
Purchased Currency Options	—	1,269,264	—	1,269,264
Mutual Funds	148,703,903	—	—	148,703,903

Total Investments	$2,492,476,301	$939,010,969	$0	$3,431,487,270

For further information regarding security characteristics, see the Portfolio of Investments. At August 31, 2011, the fund held one level 3 security valued at $0, which was also held and valued at $0 at May 31, 2011.

Of the level 1 investments presented above, equity investments amounting to $1,439,540,959 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,237,928,799

Gross unrealized appreciation	$356,809,824
Gross unrealized depreciation	(163,251,353)

Net unrealized appreciation (depreciation)	$193,558,471

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	142,515,907	172,398,885	(257,103,172)	57,811,620

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$35,123	$57,811,620

6

MFS International Value Fund

Supplemental Information (Unaudited) 8/31/11 - continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2011, are as follows:

Japan	26.9%
United Kingdom	25.7%
Switzerland	12.4%
Germany	8.0%
France	7.2%
Netherlands	5.5%
United States	2.4%
Taiwan	2.2%
Sweden	1.4%
Other Countries	8.3%

7

MFS® Moderate Allocation Fund

QUARTERLY REPORT

August 31, 2011

MFS Moderate Allocation Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 99.9%
MFS Absolute Return Fund - Class I	2,805,218	$27,687,498
MFS Commodity Strategy Fund - Class I	6,268,047	85,684,206
MFS Emerging Markets Debt Fund - Class I	5,701,304	84,493,330
MFS Global Bond Fund - Class I	12,874,518	144,838,326
MFS Global Real Estate Fund - Class I	3,946,812	53,321,432
MFS Government Securities Fund - Class I	27,335,348	287,021,150
MFS Growth Fund - Class I (a)	4,995,899	214,174,171
MFS High Income Fund - Class I	40,572,303	135,511,493
MFS Inflation-Adjusted Bond Fund - Class I	12,899,969	143,963,659
MFS International Growth Fund - Class I	3,154,895	79,692,642
MFS International New Discovery Fund - Class I	1,214,947	26,716,693
MFS International Value Fund - Class I	3,115,840	80,606,788
MFS Mid Cap Growth Fund - Class I (a)	20,591,420	185,116,862
MFS Mid Cap Value Fund - Class I	14,192,600	183,936,094
MFS New Discovery Fund - Class I	1,624,934	38,640,937
MFS New Discovery Value Fund - Class I (a)	4,451,147	38,814,004
MFS Research Bond Fund - Class I	31,786,640	339,481,311
MFS Research Fund - Class I	8,609,156	212,818,346
MFS Research International Fund - Class I	10,421,400	157,884,213
MFS Value Fund - Class I	9,661,382	211,970,716

Total Underlying Affiliated Funds		$2,732,373,871

Money Market Funds (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value	185,192	$185,192

Total Investments		$2,732,559,063

Other Assets, Less Liabilities – 0.1%		2,244,953

Net Assets – 100.0%		$2,734,804,016

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Moderate Allocation Fund

Supplemental Information (Unaudited) 8/31/11

(1) Investment Valuations

Open-end investment companies (underlying affiliated funds) are generally valued at their net asset value per share. The investments of underlying affiliated funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying affiliated fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,732,559,063	$—	$—	$2,732,559,063

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Moderate Allocation Fund

Supplemental Information (Unaudited) 8/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,345,497,767

Gross unrealized appreciation	$393,221,045
Gross unrealized depreciation	(6,159,749)

Net unrealized appreciation (depreciation)	$387,061,296

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	1,215,936	1,608,667	(19,385)	2,805,218
MFS Commodity Strategy Fund	6,072,459	280,983	(85,395)	6,268,047
MFS Core Growth Fund	11,508,551	462,711	(11,971,262)	—
MFS Diversified Target Return Fund	1,692,708	—	(1,692,708)	—
MFS Emerging Markets Debt Fund	5,687,042	124,626	(110,364)	5,701,304
MFS Global Bond Fund	12,908,622	231,363	(265,467)	12,874,518
MFS Global Real Estate Fund	3,787,727	164,918	(5,833)	3,946,812
MFS Government Securities Fund	27,076,941	683,839	(425,432)	27,335,348
MFS Growth Fund	—	4,995,899	—	4,995,899
MFS High Income Fund	39,279,601	1,579,546	(286,844)	40,572,303
MFS Inflation-Adjusted Bond Fund	13,026,688	182,361	(309,080)	12,899,969
MFS Institutional Money Market Portfolio	33	19,179,710	(18,994,551)	185,192
MFS International Growth Fund	3,012,343	156,911	(14,359)	3,154,895
MFS International New Discovery Fund	1,168,210	51,175	(4,438)	1,214,947
MFS International Value Fund	3,047,080	90,297	(21,537)	3,115,840
MFS Mid Cap Growth Fund	19,360,553	1,364,135	(133,268)	20,591,420
MFS Mid Cap Value Fund	13,358,144	923,712	(89,256)	14,192,600
MFS New Discovery Fund	2,969,284	77,295	(1,421,645)	1,624,934
MFS New Discovery Value Fund	17,926	4,433,419	(198)	4,451,147
MFS Research Bond Fund	31,315,277	919,811	(448,448)	31,786,640
MFS Research Fund	8,230,783	416,763	(38,390)	8,609,156
MFS Research International Fund	9,957,501	531,503	(67,604)	10,421,400
MFS Value Fund	9,079,731	582,791	(1,140)	9,661,382

3

MFS Moderate Allocation Fund

Supplemental Information (Unaudited) 8/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(3,202)	$—	$139,409	$27,687,498
MFS Commodity Strategy Fund	(1,240)	—	—	85,684,206
MFS Core Growth Fund	20,432	—	—	—
MFS Diversified Target Return Fund	4,034,615	—	—	—
MFS Emerging Markets Debt Fund	(59,478)	—	1,142,642	84,493,330
MFS Global Bond Fund	16,699	—	1,120,716	144,838,326
MFS Global Real Estate Fund	(467)	—	—	53,321,432
MFS Government Securities Fund	(22,504)	—	2,299,381	287,021,150
MFS Growth Fund	—	—	—	214,174,171
MFS High Income Fund	(104,778)	—	2,479,262	135,511,493
MFS Inflation-Adjusted Bond Fund	91,989	—	1,079,908	143,963,659
MFS Institutional Money Market Portfolio	—	—	80	185,192
MFS International Growth Fund	1,532	—	—	79,692,642
MFS International New Discovery Fund	97	—	—	26,716,693
MFS International Value Fund	2,872	—	—	80,606,788
MFS Mid Cap Growth Fund	(3,907)	—	—	185,116,862
MFS Mid Cap Value Fund	(3,191)	—	—	183,936,094
MFS New Discovery Fund	22,355,665	—	—	38,640,937
MFS New Discovery Value Fund	8	—	—	38,814,004
MFS Research Bond Fund	13,834	—	3,350,218	339,481,311
MFS Research Fund	(4,380)	—	—	212,818,346
MFS Research International Fund	1,305	—	—	157,884,213
MFS Value Fund	(511)	—	1,036,515	211,970,716

	$26,335,390	$—	$12,648,131	$2,732,559,063

4

MFS® Global Bond Fund

QUARTERLY REPORT

August 31, 2011

MFS Global Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds – 86.6%
Asset-Backed & Securitized – 0.8%
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049		$870,221	$897,153
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		870,221	925,076
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.005%, 2049		1,111,221	1,173,188

			$2,995,417

Cable TV – 0.4%
DIRECTV Holdings LLC, 5.2%, 2020		$750,000	$825,270
Time Warner Cable, Inc., 5%, 2020		620,000	660,664

			$1,485,934

Chemicals – 0.2%
Dow Chemical Co., 8.55%, 2019		$590,000	$766,636

Emerging Market Quasi-Sovereign – 2.6%
Banco del Estado de Chile, 4.125%, 2020 (n)		$151,000	$152,192
Banco do Brasil S.A., 5.875%, 2022 (n)		1,806,000	1,810,515
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)		526,000	532,900
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)		384,000	386,357
Development Bank of Kazakhstan, 5.5%, 2015 (n)		862,000	887,860
Empresa Nacional del Petroleo, 6.25%, 2019		236,000	262,681
Empresa Nacional del Petroleo, 5.25%, 2020 (n)		765,000	801,045
Gaz Capital S.A., 9.25%, 2019		557,000	710,175
Novatek Finance Ltd., 6.604%, 2021 (n)		207,000	216,833
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)		656,000	645,242
Pertamina PT, 5.25%, 2021 (n)		200,000	208,000
Petrobras International Finance Co., 5.375%, 2021		1,524,000	1,632,204
Petroleos Mexicanos, 5.5%, 2021		106,000	115,381
Petroleos Mexicanos, 5.5%, 2021 (n)		125,000	136,063
Petroleos Mexicanos, 6.5%, 2041 (n)		128,000	137,879
SCF Capital Ltd., 5.375%, 2017 (n)		714,000	701,505

			$9,336,832

Emerging Market Sovereign – 10.0%
Deutsche Bank AG, CLN, 7.15%, 2013 (z)		$137,650,000	$4,846,176
Kingdom of Thailand, 5.375%, 2011	THB	190,844,000	6,396,350
Republic of Indonesia, 4.875%, 2021 (n)	IDR	332,000	353,165
Republic of Philippines, 5.5%, 2026	PHP	200,000	218,000
Republic of Poland, 5.125%, 2021	PLN	221,000	229,840
Republic of South Africa, 6.25%, 2041	ZAR	469,000	551,075
Republic of Turkey, 0%, 2011	TRY	10,569,000	6,074,955
United Mexican States, 0%, 2011	MXN	76,713,100	6,201,883
United Mexican States, 8%, 2015	MXN	26,140,000	2,367,314
United Mexican States, 7.25%, 2016	MXN	27,060,000	2,414,881
United Mexican States, 8%, 2020	MXN	46,490,000	4,305,461
United Mexican States, 10%, 2036	MXN	15,340,000	1,597,748
United Mexican States, 5.75%, 2110	MXN	130,000	129,090

			$35,685,938

Energy- Integrated – 0.2%
Hess Corp., 8.125%, 2019		$500,000	$652,247

Food & Beverages – 0.6%
Anheuser-Busch InBev S.A., 5.375%, 2020		$800,000	$936,931
Kraft Foods, Inc., 6.125%, 2018		410,000	485,169
Kraft Foods, Inc., 6.5%, 2040		510,000	594,076

			$2,016,176

1

MFS Global Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Quasi-Sovereign – 0.1%
Eksportfinans A.S.A., 1.875%, 2013		$222,000	$226,686

International Market Sovereign – 53.3%
Federal Republic of Germany, 3.75%, 2013	EUR	5,886,000	$8,930,846
Federal Republic of Germany, 3.75%, 2015	EUR	11,004,000	17,246,654
Federal Republic of Germany, 4.25%, 2018	EUR	1,446,000	2,417,483
Federal Republic of Germany, 6.25%, 2030	EUR	1,835,000	3,844,257
Government of Australia, 5.75%, 2021	AUD	3,040,000	3,597,674
Government of Canada, 4.5%, 2015	CAD	2,777,000	3,154,687
Government of Canada, 4.25%, 2018	CAD	308,000	359,076
Government of Canada, 3.25%, 2021	CAD	1,275,000	1,388,530
Government of Canada, 5.75%, 2033	CAD	1,580,000	2,307,158
Government of Japan, 1.7%, 2017	JPY	817,600,000	11,428,301
Government of Japan, 1.1%, 2020	JPY	1,389,900,000	18,544,156
Government of Japan, 2.1%, 2024	JPY	1,037,750,000	14,716,208
Government of Japan, 2.2%, 2027	JPY	671,500,000	9,448,786
Government of Japan, 2.4%, 2037	JPY	652,550,000	9,243,737
Kingdom of Belgium, 5.5%, 2017	EUR	2,628,000	4,185,289
Kingdom of Denmark, 3%, 2021	DKK	12,552,000	2,538,483
Kingdom of Norway, 3.75%, 2021	NOK	7,403,000	1,480,963
Kingdom of Spain, 4.6%, 2019	EUR	4,073,000	5,762,710
Kingdom of Sweden, 5%, 2020	SEK	18,560,000	3,633,680
Kingdom of the Netherlands, 3.5%, 2020	EUR	2,972,000	4,610,778
Kingdom of the Netherlands, 5.5%, 2028	EUR	2,932,000	5,509,353
Republic of Austria, 4.65%, 2018	EUR	1,568,000	2,557,276
Republic of Finland, 3.875%, 2017	EUR	1,486,000	2,349,811
Republic of France, 6%, 2025	EUR	2,517,000	4,712,303
Republic of France, 4.75%, 2035	EUR	3,388,000	5,670,381
Republic of Iceland, 4.875%, 2016 (n)	ISK	1,358,000	1,340,353
Republic of Italy, 5.25%, 2017	EUR	8,461,000	12,659,721
Republic of Italy, 3.75%, 2021	EUR	3,495,000	4,594,321
United Kingdom Treasury, 8%, 2015	GBP	1,859,000	3,860,834
United Kingdom Treasury, 5%, 2018	GBP	3,261,000	6,287,398
United Kingdom Treasury, 8%, 2021	GBP	1,979,000	4,740,959
United Kingdom Treasury, 4.25%, 2027	GBP	792,000	1,412,972
United Kingdom Treasury, 4.25%, 2036	GBP	3,783,000	6,597,830

			$191,132,968

Major Banks – 0.9%
ABN Amro Bank N.V., FRN, 2.023%, 2014 (n)		$1,300,000	$1,286,960
Bank of America Corp., 7.625%, 2019		1,000,000	1,129,621
Credit Suisse (USA), Inc., 6%, 2018		500,000	526,949
PNC Financial Services Group, Inc., 5.125%, 2020		250,000	276,142

			$3,219,672

Metals & Mining – 0.3%
Gold Fields Ltd., 4.875%, 2020 (n)		$1,000,000	$953,821

Mortgage-Backed – 0.2%
Freddie Mac, 3.882%, 2017		$766,027	$830,955

Oil Services – 0.2%
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018 (n)		$887,000	$880,791

Other Banks & Diversified Financials – 0.9%
Banco Votorantim S.A., 6.25%, 2016 (z)	BRL	2,797,544	$1,777,831
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)		$647,000	647,000

2

MFS Global Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Citigroup, Inc., 6.125%, 2018	$750,000	$818,786

		$3,243,617

Real Estate – 0.1%
Simon Property Group, Inc., REIT, 5.65%, 2020	$250,000	$275,060

Specialty Stores – 0.1%
Best Buy Co., Inc., 6.75%, 2013	$289,000	$312,446

Telecommunications - Wireless – 0.1%
America Movil S.A.B. de C.V., 2.375%, 2016	$200,000	$198,376

Tobacco – 0.1%
Altria Group, Inc., 9.7%, 2018	$425,000	$561,689

U.S. Treasury Obligations – 15.5%
U.S. Treasury Bonds, 6.875%, 2025	$5,816,000	$8,585,870
U.S. Treasury Bonds, 5.25%, 2029	4,932,000	6,370,758
U.S. Treasury Bonds, 4.5%, 2039	4,614,000	5,389,729
U.S. Treasury Notes, 4.125%, 2015	6,242,000	7,063,210
U.S. Treasury Notes, 4.75%, 2017	6,414,000	7,714,336
U.S. Treasury Notes, 3.5%, 2020	18,212,000	20,498,517

		$55,622,420

Total Bonds		$310,397,681

Money Market Funds (v) – 11.6%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value	41,364,845	$41,364,845

Total Investments		$351,762,526

Other Assets, Less Liabilities – 1.8%		6,622,040

Net Assets – 100.0%		$358,384,566

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,078,480, representing 3.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Banco Votorantim S.A., 6.25%, 2016	5/09/11 - 8/31/11	$1,728,592	$1,777,831
Deutsche Bank AG, CLN, 7.15%, 2013	7/25/11	5,087,036	4,846,176

Total Restricted Securities			$6,624,007
% of Net assets			1.8%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc

3

MFS Global Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Iceland Krona
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Global Bond Fund

Supplemental Information (Unaudited) 8/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forwards. The following is a summary of the levels used as of August 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$55,622,420	$—	$55,622,420
Non-U.S. Sovereign Debt	—	231,536,248	—	231,536,248
Corporate Bonds	—	8,294,737	—	8,294,737
Residential Mortgage-Backed Securities	—	830,955	—	830,955
Commercial Mortgage-Backed Securities	—	2,995,417	—	2,995,417
Foreign Bonds	—	11,117,904	—	11,117,904
Mutual Funds	41,364,845	—	—	41,364,845

Total Investments	$41,364,845	$310,397,681	$—	$351,762,526

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,280,864	$—	$2,280,864

For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS Global Bond Fund

Supplemental Information (Unaudited) 8/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$331,797,022

Gross unrealized appreciation	$21,665,771
Gross unrealized depreciation	(1,700,267)

Net unrealized appreciation (depreciation)	$19,965,504

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 8/31/11

Forward Foreign Currency Exchange Contracts at 8/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Barclays Bank PLC	77,000	10/12/11	$79,935	$81,881	$1,946
BUY	AUD	Goldman Sachs International	49,000	10/12/11	51,790	52,106	316
BUY	BRL	HSBC Bank	10,270,000	10/11/11	6,244,777	6,405,734	160,956
BUY	CAD	Citibank N.A.	1,265,052	10/12/11	1,277,576	1,290,606	13,030
BUY	CAD	UBS AG	1,269,394	10/12/11	1,282,925	1,295,035	12,110
SELL	CAD	Barclays Bank PLC	2,611,237	10/12/11	2,715,676	2,663,984	51,692
SELL	CAD	Goldman Sachs International	1,092,000	10/12/11	1,135,631	1,114,058	21,572
BUY	CLP	Barclays Bank PLC	1,672,976,000	9/08/11	3,578,941	3,623,820	44,879
BUY	CNY	Barclays Bank PLC	8,371,000	10/21/11	1,302,561	1,313,807	11,247
BUY	CNY	Deutsche Bank AG	30,375,959	10/21/11 - 11/16/11	4,725,566	4,770,207	44,641
BUY	CNY	HSBC Bank	1,029,000	11/16/11	160,405	161,698	1,293
BUY	CNY	Morgan Stanley Capital Services, Inc.	3,062,041	10/24/11	477,214	480,638	3,425
BUY	DKK	Credit Suisse Group	11,803,000	10/12/11	2,267,418	2,274,882	7,464
BUY	EUR	Barclays Bank PLC	323,000	10/12/11	460,019	463,774	3,756
BUY	EUR	Brow n Brothers Harriman	3,548,000	10/12/11	5,035,793	5,094,337	58,543
BUY	EUR	Citibank N.A.	7,932,606	10/12/11	11,286,758	11,389,900	103,143
BUY	EUR	Deutsche Bank AG	2,491,000	11/16/11	3,539,776	3,575,208	35,432
BUY	EUR	JPMorgan Chase Bank N.A.	3,846,000	10/12/11	5,463,139	5,522,215	59,076
BUY	EUR	Morgan Stanley Capital Services, Inc.	39,000	10/12/11	54,992	55,998	1,005
SELL	EUR	Barclays Bank PLC	857,000	10/12/11	1,233,052	1,230,509	2,542
SELL	EUR	Citibank N.A.	3,175,953	10/12/11	4,573,435	4,560,139	13,296
SELL	EUR	Credit Suisse Group	3,248,712	10/12/11	4,679,288	4,664,608	14,680
SELL	EUR	Deutsche Bank AG	980,000	10/12/11	1,409,269	1,407,117	2,153
SELL	EUR	Goldman Sachs International	980,000	10/12/11	1,408,869	1,407,117	1,752
BUY	GBP	JPMorgan Chase Bank N.A.	56,000	10/12/11	89,860	90,866	1,006
SELL	GBP	Barclays Bank PLC	1,802,274	10/12/11	2,953,160	2,924,370	28,791
SELL	GBP	Brow n Brothers Harriman	60,000	10/12/11	97,627	97,356	271
SELL	GBP	Deutsche Bank AG	155,000	10/12/11	252,507	251,503	1,004
SELL	HUF	Goldman Sachs International	478,856,000	10/12/11	2,540,505	2,522,515	17,990
BUY	IDR	HSBC Bank	5,000,000,000	9/13/11	582,208	585,345	3,137
BUY	IDR	JPMorgan Chase Bank N.A.	30,436,723,000	9/13/11	3,549,772	3,563,197	13,425
SELL	IDR	Barclays Bank PLC	50,802,618,000	9/13/11 - 10/21/11	5,948,967	5,940,512	8,455
SELL	INR	JPMorgan Chase Bank N.A.	155,875,000	11/01/11	3,463,889	3,370,365	93,524
SELL	INR	Merrill Lynch International Bank	33,383,000	9/12/11	745,323	724,504	20,819
BUY	JPY	Barclays Bank PLC	79,909,000	10/12/11	1,009,630	1,043,954	34,324
BUY	JPY	Brow n Brothers Harriman	7,165,000	10/12/11	92,376	93,606	1,230
BUY	JPY	Citibank N.A.	33,274,000	10/12/11	431,071	434,701	3,630

6

MFS Global Bond Fund

Supplemental Information (Unaudited) 8/31/11 - continued

Forward Foreign Currency Exchange Contracts at 8/31/11 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	JPY	Credit Suisse Group	400,080,113	10/12/11	$5,182,783	$5,226,761	$43,978
BUY	JPY	Goldman Sachs International	15,840,000	10/12/11	204,854	206,938	2,084
BUY	JPY	HSBC Bank	370,130,522	10/12/11	4,825,691	4,835,491	9,799
BUY	JPY	JPMorgan Chase Bank N.A.	3,432,621,172	10/12/11	42,284,467	44,844,741	2,560,274
BUY	JPY	Morgan Stanley Capital Services, Inc.	1,385,000	10/12/11	18,075	18,094	19
BUY	MXN	Citibank N.A.	113,415,540	9/01/11 - 10/12/11	9,135,907	9,185,316	49,409
SELL	MXN	Brow n Brothers Harriman	21,100,000	10/12/11	1,721,929	1,704,309	17,620
SELL	MXN	Citibank N.A.	55,488,270	9/01/11	4,697,196	4,497,201	199,995
SELL	MXN	JPMorgan Chase Bank N.A.	119,746,270	9/01/11 - 10/12/11	10,122,757	9,687,763	434,995
BUY	MYR	Deutsche Bank AG	21,831,917	9/19/11	7,238,219	7,311,285	73,065
BUY	MYR	HSBC Bank	13,756,000	9/19/11	4,564,792	4,606,743	41,951
BUY	MYR	JPMorgan Chase Bank N.A.	12,012,440	10/21/11	3,997,319	4,014,758	17,439
BUY	MYR	Merrill Lynch International Bank	3,131,000	9/19/11	1,037,786	1,048,540	10,754
BUY	NOK	Deutsche Bank AG	9,299,000	10/12/11	1,714,199	1,729,538	15,339
SELL	PLN	Goldman Sachs International	7,098,000	10/03/11	2,521,671	2,457,476	64,195
SELL	RUB	Barclays Bank PLC	66,906,362	9/12/11	2,322,573	2,314,572	8,002
BUY	SEK	Deutsche Bank AG	102,501	10/12/11	16,122	16,127	5
BUY	SGD	Barclays Bank PLC	10,496,500	9/06/11 - 10/12/11	8,606,821	8,716,852	110,030
BUY	SGD	JPMorgan Chase Bank N.A.	2,202,500	9/06/11	1,827,877	1,828,883	1,007
BUY	THB	HSBC Bank	70,345,000	10/11/11	2,341,711	2,342,942	1,231
BUY	THB	JPMorgan Chase Bank N.A.	322,354,000	9/06/11 - 11/02/11	10,545,858	10,744,750	198,891
SELL	THB	JPMorgan Chase Bank N.A.	5,376,000	9/06/11	179,559	179,505	54
BUY	TRY	Citibank N.A.	6,342,000	10/12/11	3,566,450	3,672,531	106,081

							$4,863,772

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	AUD	Westpac Banking Corp.	761,554	10/12/11	$810,081	$809,824	$(256)
SELL	AUD	JPMorgan Chase Bank N.A.	1,333,422	10/12/11	1,398,190	1,417,938	(19,748)
SELL	AUD	Royal Bank of Scotland Group PLC	83,000	10/12/11	85,092	88,261	(3,169)
SELL	BRL	HSBC Bank	8,199,000	10/11/11	5,095,712	5,113,983	(18,272)
SELL	BRL	JPMorgan Chase Bank N.A.	4,958,000	10/11/11	3,077,592	3,092,466	(14,875)
BUY	CAD	Brow n Brothers Harriman	168,000	10/12/11	171,510	171,394	(117)
BUY	CAD	Goldman Sachs International	134,000	10/12/11	138,883	136,707	(2,176)
BUY	CAD	UBS AG	397,719	10/12/11	413,545	405,753	(7,792)
SELL	CAD	Brow n Brothers Harriman	396,000	10/12/11	398,867	403,999	(5,132)
SELL	CHF	Merrill Lynch International Bank	1,000	10/12/11	1,185	1,242	(57)
SELL	CLP	Barclays Bank PLC	835,605,000	9/08/11	1,792,182	1,809,997	(17,815)
SELL	CLP	JPMorgan Chase Bank N.A.	836,679,000	9/08/11	1,793,909	1,812,324	(18,415)
BUY	CNY	Deutsche Bank AG	29,303,000	5/16/12	4,657,184	4,639,586	(17,598)
SELL	CNY	Barclays Bank PLC	4,865,000	10/24/11	757,670	763,643	(5,973)
SELL	CNY	Deutsche Bank AG	15,167,000	11/16/11	2,357,137	2,383,363	(26,226)
SELL	CNY	JPMorgan Chase Bank N.A.	22,804,000	10/21/11	3,552,578	3,579,031	(26,452)
BUY	COP	Deutsche Bank AG	2,996,347,000	9/08/11	1,709,024	1,684,621	(24,403)
SELL	DKK	Barclays Bank PLC	369,000	10/12/11	70,653	71,120	(468)
SELL	DKK	Royal Bank of Scotland Group PLC	12,907,015	10/12/11	2,432,119	2,487,668	(55,549)
BUY	EUR	Barclays Bank PLC	889,000	10/12/11	1,278,736	1,276,456	(2,280)

7

MFS Global Bond Fund

Supplemental Information (Unaudited) 8/31/11 - continued

Forward Foreign Currency Exchange Contracts at 8/31/11 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	EUR	Deutsche Bank AG	79,000	10/12/11	$114,069	$113,431	$(638)
BUY	EUR	UBS AG	38,489,658	9/15/11	55,455,130	55,282,055	(173,075)
SELL	EUR	Barclays Bank PLC	1,872,000	10/12/11	2,653,193	2,687,880	(34,687)
SELL	EUR	Citibank N.A.	1,229,000	10/12/11	1,741,171	1,764,639	(23,468)
SELL	EUR	Credit Suisse Group	1,144,845	10/12/11	1,629,614	1,643,806	(14,193)
SELL	EUR	Deutsche Bank AG	47,839,993	10/12/11	68,482,950	68,690,257	(207,306)
SELL	EUR	Goldman Sachs International	239,000	10/12/11	340,107	343,164	(3,057)
SELL	EUR	Royal Bank of Scotland Group PLC	376,000	10/12/11	533,444	539,873	(6,429)
BUY	GBP	Brow n Brothers Harriman	15,000	10/12/11	24,541	24,339	(202)
BUY	GBP	Credit Suisse Group	2,797,053	10/12/11	4,579,959	4,538,498	(41,461)
BUY	GBP	UBS AG	101,000	10/12/11	166,879	163,883	(2,997)
SELL	GBP	Barclays Bank PLC	908,966	10/12/11	1,454,810	1,474,889	(20,078)
SELL	GBP	Deutsche Bank AG	739,966	10/12/11	1,180,794	1,200,669	(19,876)
SELL	GBP	Merrill Lynch International Bank	10,000	10/12/11	15,959	16,226	(268)
BUY	HUF	Deutsche Bank AG	1,455,825,000	10/12/11	7,850,601	7,668,986	(181,614)
SELL	HUF	Barclays Bank PLC	977,149,000	10/12/11	5,052,762	5,147,420	(94,658)
BUY	IDR	Barclays Bank PLC	142,682,446,000	9/09/11 - 10/21/11	16,673,198	16,647,218	(25,980)
BUY	IDR	Citibank N.A.	1,194,262,000	10/21/11	140,413	139,275	(1,139)
SELL	IDR	Barclays Bank PLC	42,939,016,000	9/09/11 - 10/21/11	4,972,180	5,009,794	(37,614)
SELL	IDR	Goldman Sachs International	1,535,999,000	10/21/11	178,522	179,128	(607)
SELL	IDR	JPMorgan Chase Bank N.A.	6,815,283,000	9/09/11	794,322	798,165	(3,843)
SELL	IDR	Royal Bank of Scotland Group PLC	4,004,442,000	9/09/11	467,208	468,976	(1,768)
BUY	INR	HSBC Bank	33,383,000	9/12/11	736,769	724,504	(12,265)
BUY	INR	Merrill Lynch International Bank	155,897,000	9/28/11	3,522,297	3,380,221	(142,076)
BUY	JPY	Barclays Bank PLC	1,906,000	10/12/11	24,975	24,901	(75)
BUY	JPY	Credit Suisse Group	46,336,000	10/12/11	605,414	605,347	(68)
BUY	JPY	Goldman Sachs International	30,000,000	10/12/11	392,326	391,929	(397)
SELL	JPY	Barclays Bank PLC	370,288,537	10/12/11	4,825,921	4,837,555	(11,634)
SELL	JPY	Credit Suisse Group	107,502,000	10/12/11	1,386,761	1,404,437	(17,676)
SELL	JPY	Deutsche Bank AG	63,479,000	10/12/11	825,131	829,308	(4,176)
BUY	MXN	Citibank N.A.	22,051,000	10/12/11	1,802,213	1,781,124	(21,089)
BUY	MXN	Goldman Sachs International	3,011,000	9/01/11	256,540	244,035	(12,505)
BUY	MXN	JPMorgan Chase Bank N.A.	35,444,200	9/01/11 - 10/12/11	3,030,072	2,868,450	(161,622)
BUY	MXN	Morgan Stanley Capital Services, Inc.	1,198,000	10/12/11	102,632	96,766	(5,866)
SELL	MXN	Citibank N.A.	88,810,540	10/12/11	7,150,046	7,173,489	(23,443)
SELL	MYR	Barclays Bank PLC	7,710,000	9/09/11 - 10/21/11	2,547,940	2,578,611	(30,671)
SELL	MYR	Credit Suisse Group	1,310,000	9/09/11	433,775	438,970	(5,195)
SELL	MYR	HSBC Bank	8,444,000	9/19/11	2,777,632	2,827,809	(50,177)
SELL	MYR	JPMorgan Chase Bank N.A.	2,056,000	9/09/11	680,795	688,948	(8,154)
SELL	NOK	Credit Suisse Group	7,801,717	10/12/11	1,407,932	1,451,056	(43,124)
SELL	NOK	Deutsche Bank AG	9,611,000	10/12/11	1,735,621	1,787,568	(51,947)
SELL	NOK	Goldman Sachs International	393,000	10/12/11	72,180	73,095	(915)
BUY	PLN	Barclays Bank PLC	26,551,920	10/03/11	9,525,011	9,192,830	(332,181)
BUY	PLN	Citibank N.A.	474,000	10/03/11	170,778	164,109	(6,669)
BUY	PLN	Credit Suisse Group	3,916,000	10/03/11	1,408,888	1,355,801	(53,086)
SELL	PLN	Deutsche Bank AG	10,449,000	11/16/11	3,542,333	3,603,295	(60,962)
BUY	RUB	JPMorgan Chase Bank N.A.	197,000	9/12/11	7,039	6,815	(224)
SELL	SEK	Barclays Bank PLC	13,558,175	10/12/11	2,054,665	2,133,210	(78,544)

8

MFS Global Bond Fund

Supplemental Information (Unaudited) 8/31/11 - continued

Forward Foreign Currency Exchange Contracts at 8/31/11 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	SGD	Credit Suisse Group	2,169,000	9/06/11	$1,777,228	$1,801,066	$(23,838)
SELL	SGD	JP Morgan Chase Bank N.A.	1,104,000	9/06/11	903,206	916,725	(13,519)
SELL	SGD	Royal Bank of Scotland Group PLC	1,004,000	9/06/11	822,371	833,689	(11,317)
BUY	THB	HSBC Bank	4,168,000	10/11/11	139,974	138,821	(1,153)
BUY	THB	JP Morgan Chase Bank N.A.	67,142,000	9/06/11	2,252,331	2,241,867	(10,465)
SELL	THB	JP Morgan Chase Bank N.A.	244,826,000	9/06/11	8,162,181	8,174,723	(12,542)
SELL	TRY	JP Morgan Chase Bank N.A.	10,346,967	10/04/11 - 10/12/11	5,902,845	5,992,427	(89,582)
BUY	ZAR	Citibank N.A.	16,136,252	9/12/11	2,360,926	2,303,850	(57,076)
BUY	ZAR	Credit Suisse Group	949,000	9/12/11	141,102	135,492	(5,610)
BUY	ZAR	Deutsche Bank AG	16,136,252	9/12/11	2,360,264	2,303,850	(56,414)
SELL	ZAR	Barclays Bank PLC	1,276,000	9/12/11	177,257	182,182	(4,925)

							$(2,582,908)

At August 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,451,684	71,590,708	(47,677,547)	41,364,845

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,292	$41,364,845

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2011, are as follows:

United States	31.3%
Japan	17.8%
Germany	9.2%
United Kingdom	6.5%
Mexico	5.1%
Italy	4.9%
Netherlands	3.2%
France	3.0%
Russia	2.2%
Other Countries	16.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

9

MFS Global Bond Fund

Supplemental Information (Unaudited) 8/31/11 - continued

(6) Investment Concentration

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At August 31, 2011, the fund did not have more than 25% of its assets invested in any one industry.

10

MFS® Absolute Return Fund

QUARTERLY REPORT

August 31, 2011

MFS Absolute Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 89.5%
Airlines – 0.2%
Continental Airlines, Inc., FRN, 0.677%, 2013	$237,164	$224,120

Apparel Manufacturers – 0.5%
VF Corp., FRN, 1.058%, 2013	$450,000	$451,377

Asset-Backed & Securitized – 5.6%
Ally Auto Receivables Trust, “A2”, 0.67%, 2013	$250,000	$250,095
Anthracite Ltd., “A”, CDO, FRN, 0.575%, 2019 (z)	157,066	133,899
Ford Credit Auto Lease Trust, “A2”, 0.74%, 2013	800,000	800,430
FUEL Trust, 4.207%, 2016 (n)	200,000	201,109
GE Equipment Transportation LLC, “A2”, 0.77%, 2013	800,000	799,775
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	450,000	467,822
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	150,000	151,286
John Deere Owner Trust, “A2”, 0.64%, 2014	150,000	149,995
Nissan Auto Lease Trust, “A2”, 0.7%, 2014	800,000	800,189
Santander Drive Auto Receivable Trust, “A2”, 1.04%, 2014	860,000	859,628
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.096%, 2051	500,000	526,941

		$5,141,169

Automotive – 1.5%
Harley-Davidson Financial Services, 3.875%, 2016 (n)	$420,000	$441,380
Nissan Motor Acceptance Corp., 3.25%, 2013 (n)	100,000	102,561
Nissan Motor Acceptance Corp., 4.5%, 2015 (n)	300,000	319,404
RCI Banque S.A., FRN, 2.116%, 2014 (n)	430,000	412,715
Toyota Motor Credit Corp., 3.2%, 2015	125,000	132,010

		$1,408,070

Banks & Diversified Financials (Covered Bonds) – 2.8%
Bank of Nova Scotia, 1.45%, 2013 (n)	$725,000	$735,238
Canadian Imperial Bank of Commerce, 2%, 2013 (n)	125,000	127,315
Compagnie de Financement Foncier, 2.125%, 2013 (n)	500,000	503,445
DnB Nor Boligkreditt AS, 2.1%, 2015 (n)	500,000	511,390
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	400,000	413,380
Stadshypotek AB, FRN, 1.45%, 2013 (z)	250,000	252,736

		$2,543,504

Broadcasting – 0.9%
NBC Universal Media LLC, 2.1%, 2014	$400,000	$407,897
WPP Finance, 8%, 2014	375,000	435,727

		$843,624

Brokerage & Asset Managers – 0.6%
BlackRock, Inc., 3.5%, 2014	$125,000	$133,643
Franklin Resources, Inc., 2%, 2013	425,000	432,559

		$566,202

Cable TV – 0.7%
Comcast Corp., 5.3%, 2014	$125,000	$137,138
DIRECTV Holdings LLC, 4.75%, 2014	425,000	467,410

		$604,548

Chemicals – 1.3%
Dow Chemical Co., 7.6%, 2014	$500,000	$576,330
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	100,000	110,930
PPG Industries, Inc., 5.75%, 2013	450,000	481,194

		$1,168,454

MFS Absolute Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.5%
Adobe Systems, Inc., 3.25%, 2015	$425,000	$448,086

Conglomerates – 1.5%
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	$600,000	$617,648
Danaher Corp., 1.3%, 2014	500,000	507,373
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	230,000	273,515

		$1,398,536

Consumer Products – 1.8%
Clorox Co., 5%, 2013	$625,000	$652,356
Mattel, Inc., 5.625%, 2013	400,000	426,062
Newell Rubbermaid, Inc., 5.5%, 2013	100,000	106,124
Procter & Gamble Co., 0.7%, 2014	450,000	451,100

		$1,635,642

Defense Electronics – 0.5%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$420,000	$453,849

Electronics – 1.4%
Applied Materials, Inc., 2.65%, 2016	$400,000	$407,142
Broadcom Corp., 1.5%, 2013 (n)	125,000	125,666
Texas Instruments, Inc., 1.375%, 2014	600,000	608,336
Tyco Electronics Ltd., 6%, 2012	125,000	132,051

		$1,273,195

Emerging Market Quasi-Sovereign – 0.7%
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	$425,000	$460,767
Petrobras International Finance Co., 3.875%, 2016	200,000	205,130

		$665,897

Emerging Market Sovereign – 0.2%
State of Qatar, 5.15%, 2014 (n)	$200,000	$217,000

Energy - Independent – 0.5%
EnCana Holdings Finance Corp., 5.8%, 2014	$440,000	$485,549

Energy - Integrated – 3.4%
BP Capital Markets PLC, 3.125%, 2015	$450,000	$470,891
Cenovus Energy, Inc., 4.5%, 2014	425,000	461,699
Hess Corp., 7%, 2014	400,000	454,347
Husky Energy, Inc., 5.9%, 2014	400,000	444,576
Petro-Canada Financial Partnership, 5%, 2014	420,000	460,864
Royal Dutch Shell PLC, 3.1%, 2015	515,000	547,316
Statoil A.S.A., 2.9%, 2014	125,000	132,305
TOTAL S.A., 3%, 2015	125,000	131,815

		$3,103,813

Financial Institutions – 0.9%
General Electric Capital Corp., 1.875%, 2013	$175,000	$176,670
General Electric Capital Corp., FRN, 1.096%, 2014	700,000	692,131

		$868,801

Food & Beverages – 4.4%
Anheuser-Busch InBev S.A., 3%, 2012	$125,000	$128,160
Anheuser-Busch InBev S.A., 3.625%, 2015	500,000	541,156
Cadbury Schweppes U.S. Finance, 5.125%, 2013	125,000	134,744
Cargill, Inc., 5.2%, 2013 (n)	300,000	317,567
Coca-Cola Co., 1.8%, 2016 (n)	230,000	232,161
Conagra Foods, Inc., 5.875%, 2014	325,000	358,343
Diageo Capital PLC, 7.375%, 2014	400,000	458,206

MFS Absolute Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
General Mills, Inc., 5.25%, 2013	$125,000	$135,345
General Mills, Inc., 5.2%, 2015	400,000	453,199
H.J. Heinz Co., 5.35%, 2013	425,000	457,270
Miller Brewing Co., 5.5%, 2013 (n)	125,000	134,960
PepsiCo, Inc., 2.5%, 2016	225,000	233,028
Wm. Wrigley Jr. Co., 2.45%, 2012 (n)	500,000	500,146

		$4,084,285

Food & Drug Stores – 0.4%
CVS Caremark Corp., 3.25%, 2015	$350,000	$369,330

Gaming & Lodging – 0.1%
Marriott International, Inc., 5.625%, 2013	$100,000	$104,257

Insurance – 2.6%
Aflac, Inc., 3.45%, 2015	$400,000	$409,589
American International Group, Inc., 3.65%, 2014	400,000	397,611
ING Bank N.V., FRN, 1.397%, 2013 (n)	200,000	199,036
Lincoln National Corp., 4.3%, 2015	125,000	131,884
MassMutual Global Funding, FRN, 0.629%, 2014 (n)	130,000	130,024
Metlife, Inc., FRN, 1.519%, 2013	550,000	553,594
Prudential Financial, Inc., 3.625%, 2012	125,000	127,965
Prudential Financial, Inc., 2.75%, 2013	400,000	405,622

		$2,355,325

Insurance - Health – 0.1%
UnitedHealth Group, Inc., 4.875%, 2013	$125,000	$132,119

Insurance - Property & Casualty – 1.5%
ACE INA Holdings, Inc., 2.6%, 2015	$215,000	$218,500
Aon Corp., 3.5%, 2015	375,000	389,219
AXIS Capital Holdings Ltd., 5.75%, 2014	300,000	327,028
Berkshire Hathaway, Inc., FRN, 0.986%, 2014	460,000	461,303

		$1,396,050

International Market Quasi-Sovereign – 8.2%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$800,000	$851,590
Caisse d’Amortissement de la Dette Sociale, 3.5%, 2014	800,000	859,675
Dexia Credit Local, NY, 2%, 2013 (n)	250,000	250,251
Electricite de France PLC, 5.5%, 2014 (n)	500,000	542,249
Finance for Danish Industry A.S., 2%, 2013 (n)	850,000	871,842
ING Bank N.V., 3.9%, 2014 (n)	200,000	215,166
Instituto de Credito Oficial, 2.5%, 2012	200,000	199,167
KfW Bankengruppe, 3.5%, 2014	175,000	188,103
Kommunalbanken AS, 1%, 2014 (n)	620,000	626,344
Kommunalbanken AS, 1.75%, 2015 (n)	150,000	153,935
Landwirtschaftliche Rentenbank, 3.125%, 2016 (n)	300,000	324,276
Nationwide Building Society, 2.5%, 2012 (n)	500,000	509,941
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	750,000	762,772
Oesterreichische Kontrollbank AG, 1.375%, 2014	1,000,000	1,019,033
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	150,000	159,982

		$7,534,326

International Market Sovereign – 2.5%
Province of British Columbia, 2.85%, 2015	$1,000,000	$1,070,498
Republic of Finland, 1.25%, 2015 (n)	1,000,000	1,001,039
Republic of Iceland, 4.875%, 2016 (n)	201,000	198,388

		$2,269,925

MFS Absolute Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Local Authorities – 0.3%
Province of Ontario, 2.3%, 2016	$300,000	$312,536

Major Banks – 4.0%
ABN AMRO Bank N.V., 3%, 2014 (n)	$200,000	$202,471
ANZ National (International) Ltd., FRN, 1.246%, 2013 (n)	450,000	447,367
BB&T Corp., 2.05%, 2014	170,000	172,143
Commonwealth Bank of Australia, 3.75%, 2014 (n)	125,000	131,690
Danske Bank A/S, 3.75%, 2015 (n)	100,000	100,036
HSBC Bank PLC, 3.1%, 2016 (n)	420,000	426,975
ING Bank N.V., FRN, 1.736%, 2014 (n)	350,000	343,380
Intesa Sanpaolo S.p.A., FRN, 2.708%, 2014 (n)	200,000	189,553
KeyCorp, 3.75%, 2015	100,000	103,128
PNC Funding Corp., 3.625%, 2015	125,000	131,555
Royal Bank of Scotland PLC, 4.375%, 2016	120,000	118,412
Santander UK PLC, 3.875%, 2014 (n)	100,000	97,684
Standard Chartered PLC, 3.85%, 2015 (n)	100,000	102,794
Standard Chartered PLC, FRN, 1.231%, 2014 (n)	500,000	499,272
Wells Fargo & Co., 3.75%, 2014	550,000	585,004

		$3,651,464

Medical & Health Technology & Services – 1.5%
Covidien International Finance SA, 1.875%, 2013	$500,000	$509,487
McKesson Corp., 3.25%, 2016	375,000	399,953
Thermo Fisher Scientific, Inc., 2.25%, 2016	440,000	444,051

		$1,353,491

Metals & Mining – 1.4%
Anglo American Capital, 2.15%, 2013 (n)	$400,000	$404,874
ArcelorMittal, 3.75%, 2015	350,000	346,350
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	500,000	509,923

		$1,261,147

Mortgage-Backed – 6.1%
Fannie Mae, 5.152%, 2016	$217,029	$245,021
Fannie Mae, 4%, 2025 - 2026 (f)	3,930,439	4,147,263
Fannie Mae, TBA, 3.5%, 2026	1,201,450	1,253,638

		$5,645,922

Natural Gas - Pipeline – 1.1%
Energy Transfer Partners LP, 8.5%, 2014	$100,000	$115,544
Enterprise Products Operating LP, 3.2%, 2016	400,000	414,255
Kinder Morgan Energy Partners LP, 5.125%, 2014	420,000	461,660

		$991,459

Network & Telecom – 2.2%
AT&T, Inc., 6.7%, 2013	$125,000	$139,114
BellSouth Corp., 5.2%, 2014	400,000	442,781
France Telecom, 2.125%, 2015	125,000	123,910
Telecom Italia Capital, 5.25%, 2013	400,000	400,410
Telefonica Emisiones S.A.U., 2.582%, 2013	275,000	271,239
Verizon Communications, Inc, 5.25%, 2013	600,000	641,116

		$2,018,570

Oil Services – 0.8%
Noble Corp., 5.875%, 2013	$500,000	$540,249
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018 (n)	230,000	228,390

		$768,639

MFS Absolute Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 2.5%
American Express Centurion Bank, 5.5%, 2013	$250,000	$265,376
Banco Santander U.S. Debt S.A.U., 2.991%, 2013 (n)	300,000	291,388
BBVA Senior Finance S.A. Unipersonal, FRN, 2.415%, 2014	300,000	293,594
Capital One Financial Corp., FRN, 1.4%, 2014	450,000	448,451
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	125,000	123,166
Nordea Bank AB, 1.75%, 2013 (n)	125,000	123,873
Svenska Handelsbanken AB, 2.875%, 2012 (n)	125,000	127,770
Svenska Handelsbanken AB, 4.875%, 2014 (n)	100,000	107,778
Union Bank, FRN, 1.202%, 2014	500,000	498,382

		$2,279,778

Pharmaceuticals – 1.6%
Amgen, Inc., 2.3%, 2016	$450,000	$460,185
Celgene Corp., 2.45%, 2015	425,000	432,452
Novartis AG, 4.125%, 2014	150,000	162,209
Teva Pharmaceutical Finance III, 1.7%, 2014	420,000	426,447

		$1,481,293

Real Estate – 0.8%
HCP, Inc., REIT, 2.7%, 2014	$470,000	$467,978
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	170,000	173,084
WEA Finance LLC, REIT, 5.4%, 2012 (n)	100,000	103,799

		$744,861

Retailers – 1.3%
AutoZone, Inc., 6.5%, 2014	$125,000	$140,526
Home Depot, Inc., 5.25%, 2013	125,000	136,114
Staples, Inc., 9.75%, 2014	300,000	351,640
Wesfarmers Ltd., 6.998%, 2013 (n)	100,000	107,973
Wesfarmers Ltd., 2.983%, 2016 (n)	400,000	409,348

		$1,145,601

Specialty Chemicals – 0.4%
Airgas, Inc., 2.95%, 2016	$400,000	$407,084

Specialty Stores – 0.1%
Best Buy Co., Inc., 6.75%, 2013	$100,000	$108,113

Supermarkets – 0.7%
Kroger Co., 5%, 2013	$125,000	$132,217
Safeway, Inc., 5.8%, 2012	400,000	417,304
Woolworths Ltd., 2.55%, 2015 (n)	125,000	128,675

		$678,196

Supranational – 2.2%
Corporacion Andina de Fomento, 6.875%, 2012	$40,000	$41,131
Council of Europe, 4.5%, 2014	800,000	881,834
European Investment Bank, 5%, 2013	1,000,000	1,098,395

		$2,021,360

Telecommunications - Wireless – 1.0%
America Movil S.A.B. de C.V., 2.375%, 2016	$200,000	$198,376
Crown Castle Towers LLC, 4.523%, 2015 (n)	560,000	592,685
Vodafone Group PLC, 4.15%, 2014	125,000	134,927

		$925,988

Tobacco – 0.8%
Altria Group, Inc., 8.5%, 2013	$325,000	$372,826
B.A.T. International Finance PLC, 8.125%, 2013 (n)	125,000	142,928

MFS Absolute Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – continued
Lorillard Tobacco Co., 3.5%, 2016	$190,000	$190,652

		$706,406

Transportation – Services – 0.6%
ERAC USA Finance Co., 2.75%, 2013 (n)	$525,000	$535,720
U.S. Government Agencies and Equivalents – 4.9%
Aid-Egypt, 4.45%, 2015	$730,000	$827,944
Federal Home Loan Bank, 1.375%, 2014	2,000,000	2,048,202
National Credit Union Administration, 1.4%, 2015	820,000	833,497
Small Business Administration, 2.25%, 2021	800,000	826,779

		$4,536,422

U.S. Treasury Obligations – 5.5%
U.S. Treasury Notes, 0.5%, 2012	$5,000,000	$5,021,680

Utilities - Electric Power – 4.4%
Dominion Resources, Inc., 1.95%, 2016	$460,000	$459,933
DTE Energy Co., FRN, 1.03%, 2013	400,000	400,633
Duke Energy Corp., 6.3%, 2014	525,000	584,693
EDP Finance B.V., 5.375%, 2012 (n)	300,000	292,522
Enel Finance International S.A., 5.7%, 2013 (n)	320,000	330,338
Exelon Generation Co. LLC, 5.35%, 2014	400,000	431,515
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	125,000	125,615
PG&E Corp., 5.75%, 2014	200,000	220,724
PPL WEM Holdings PLC, 3.9%, 2016 (n)	100,000	104,885
Progress Energy, Inc., 6.05%, 2014	500,000	557,005
Southern Co., 2.375%, 2015	550,000	562,160

		$4,070,023

Total Bonds		$82,412,806

Money Market Funds (v) – 11.5%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value	10,636,009	$10,636,009

Total Investments		$93,048,815

Other Assets, Less Liabilities – (1.0)%		(960,502)

Net Assets – 100.0%		$92,088,313

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $21,088,391, representing 22.9% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.575%, 2019	5/11/11	$143,993	$133,899
Stadshypotek AB, FRN, 1.45%, 2013	6/08/11	251,962	252,736

Total Restricted Securities			$386,635
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

MFS Absolute Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Absolute Return Fund

Supplemental Information (Unaudited) 8/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$9,558,102	$—	$9,558,102
Non-U.S. Sovereign Debt	—	12,708,508	—	12,708,508
Corporate Bonds	—	31,734,654	—	31,734,654
Residential Mortgage-Backed Securities	—	5,645,922	—	5,645,922
Commercial Mortgage-Backed Securities	—	526,941	—	526,941
Asset-Backed Securities (including CDOs)	—	4,614,228	—	4,614,228
Foreign Bonds	—	17,624,451	—	17,624,451
Mutual Funds	10,636,009	—	—	10,636,009

Total Investments	$10,636,009	$82,412,806	$—	$93,048,815

Other Financial Instruments
Futures	$(1,181,414)	$(324,260)	$—	$(1,505,674)
Forward Foreign Currency Exchange Contracts	—	43,658	—	43,658

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Absolute Return Fund

Supplemental Information (Unaudited) 8/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$92,844,924

Gross unrealized appreciation	$584,820
Gross unrealized depreciation	(380,929)

Net unrealized appreciation (depreciation)	$203,891

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 8/31/11

Forward Foreign Currency Exchange Contracts at 8/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	Goldman Sachs International	1,100,386	11/09/11	$1,146,351	$1,121,972	$24,379
SELL	CAD	JPMorgan Chase Bank N.A.	1,108,228	11/09/11	1,154,633	1,129,969	24,664
SELL	CHF	Goldman Sachs International	1,481,537	11/09/11	1,899,430	1,842,333	57,097
SELL	CHF	JPMorgan Chase Bank N.A.	904,148	11/09/11	1,158,028	1,124,334	33,694
BUY	EUR	Goldman Sachs International	1,364,842	11/09/11	1,936,990	1,959,049	22,059
SELL	GBP	Goldman Sachs International	322,472	11/09/11	525,000	523,071	1,929
BUY	NOK	JPMorgan Chase Bank N.A.	12,302,728	11/09/11	2,267,248	2,284,446	17,198
BUY	SEK	Goldman Sachs International	3,710,979	11/09/11	581,519	583,003	1,484
BUY	SEK	JPMorgan Chase Bank N.A.	273,985	11/09/11	43,000	43,044	44

							$182,548

Liability Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	730,901	11/09/11	$784,595	$774,675	$(9,920)
BUY	CHF	Goldman Sachs International	93,964	11/09/11	122,000	116,847	(5,153)
BUY	GBP	JPMorgan Chase Bank N.A.	1,356,705	11/09/11	2,225,766	2,200,665	(25,101)
SELL	JPY	JPMorgan Chase Bank N.A.	306,040,837	11/09/11	3,964,953	3,999,317	(34,364)
BUY	NZD	JPMorgan Chase Bank N.A.	3,759,915	11/09/11	3,250,600	3,187,167	(63,433)
SELL	SEK	JPMorgan Chase Bank N.A.	2,688,833	11/09/11	421,503	422,422	(919)

							$(138,890)

Futures Contracts Outstanding at 8/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Amsterdam Index (Short)	EUR	6	$505,332	September-2011	$1,481
Australian SPI 200 Index (Short)	AUD	26	3,003,019	September-2011	108,175
CAC 40 Index (Long)	EUR	34	1,588,065	September-2011	10,688
FTSE JSE Top 40 Index (Short)	ZAR	6	236,465	September-2011	159
IBEX Index (Long)	EUR	9	1,129,563	September-2011	10,477
OMX Index (Short)	SEK	35	528,049	September-2011	1,484
S&P TSX 60 Index (Short)	CAD	24	3,565,322	September-2011	56,815

					189,279

MFS Absolute Return Fund

Supplemental Information (Unaudited) 8/31/11 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	13	$1,570,958	September-2011	$68,663
Govt Of Canada Bond 10 yr (Short)	CAD	33	4,364,168	December-2011	26,161
Japan Govt Bond 10 yr (Long)	JPY	1	1,859,867	September-2011	5,719
U.S. Treasury Note 5 yr (Short)	USD	71	8,700,828	December-2011	2,525

					103,068

					$292,347

Liability Derivatives
Equity Futures
Bovespa Index (Short)	BRL	16	$571,905	October-2011	$(15,032)
DAX Index (Long)	EUR	9	1,872,208	September-2011	(441,639)
FTSE 100 Index (Long)	GBP	28	2,448,066	September-2011	(154,838)
FTSE MIB Index (Long)	EUR	10	1,116,304	September-2011	(288,554)
Hand Seng Index (Short)	HKD	5	659,707	September-2011	(39,593)
Hang Seng China ENT Index (Short)	HKD	5	352,827	September-2011	(20,306)
ISE 30 Index (Short)	TRY	54	208,710	October-2011	(7,233)
KOSPI Index (Long)	KRW	12	1,353,672	September-2011	(197,076)
Mex Bolsa Index (Short)	MXN	3	87,072	September-2011	(160)
MSCI Singapore Index (Short)	SGD	22	1,198,666	September-2011	(43,258)
MSCI Taiwan Index (Short)	USD	12	327,085	September-2011	(18,968)
NIFTY Index (Short)	USD	176	1,803,136	September-2011	(96,312)
NIKKEI 225 Index (Long)	JPY	8	942,493	September-2011	(85,585)
S&P 500 E-Mini Index (Long)	USD	37	2,252,745	September-2011	(97,177)

					(1,505,731)

Interest Rate Futures
Euro Bund (Short)	EUR	24	$4,639,091	September-2011	$(265,259)
GB Govt Bond 10 yr (Long)	GBP	13	2,668,884	December-2011	(26,514)
U.S. Treasury Note 10 yr (Long)	USD	21	2,709,656	December-2011	(517)

					(292,290)

					$(1,798,021)

At August 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	899,221	50,968,434	(41,231,646)	10,636,009

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,291	$10,636,009

MFS Absolute Return Fund

Supplemental Information (Unaudited) 8/31/11 - continued

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2011, are as follows:

United States	72.7%
United Kingdom	10.2%
France	5.0%
Japan	3.6%
Netherlands	2.9%
Spain	2.5%
Supranational	2.2%
Germany	(2.4)%
Canada	(4.0)%
Other Countries	7.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: October 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: October 17, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2011

*	Print name and title of each signing officer under his or her signature.